As filed with the Securities and Exchange Commission on September 4, 2007

Securities Act File No. 333-144939

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING INVESTORS TRUST
(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule
24f-2 under the Investment Company Act of 1940, as amended.

ING VP INTERNATIONAL EQUITY PORTFOLIO
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

September 10, 2007

Dear Variable Contract Owner/Plan Participant:

The Board of Trustees has called a Special Meeting of shareholders of ING VP International Equity Portfolio (“VP International Equity Portfolio”), which is scheduled for 10:00 a.m., Local time, on October 30, 2007, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Directors of VP International Equity Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of VP International Equity Portfolio with and into ING VP Index Plus International Equity Portfolio (“VP Index Plus International Equity Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”).  The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of VP International Equity Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”).  Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which VP International Equity Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions on how to vote the shares of VP International Equity Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of VP Index Plus International Equity Portfolio instead of shares of VP International Equity Portfolio.  The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with a similar investment objective.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF VP INTERNATIONAL EQUITY PORTFOLIO UNANIMOUSLY APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than October 29, 2007.

VP International Equity Portfolio is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process.  As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

(This page intentionally left blank)

ING VP INTERNATIONAL EQUITY PORTFOLIO
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

Notice of Special Meeting of Shareholders
of ING VP International Equity Portfolio
Scheduled for October 30, 2007

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING VP International Equity Portfolio (“VP International Equity Portfolio”) is scheduled for October 30, 2007 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)                                  To approve an Agreement and Plan of Reorganization by and among VP International Equity Portfolio and ING VP Index Plus International Equity Portfolio (“VP Index Plus International Equity Portfolio”), providing for the reorganization of VP International Equity Portfolio with and into VP Index Plus International Equity Portfolio; and

(2)                                  To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on August 8, 2007, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to VP International Equity Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Theresa K. Kelety
Secretary

September 10, 2007

(This page intentionally left blank)

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
PROXY STATEMENT/PROSPECTUS

September 10, 2007

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY
The Proposed Reorganization	3
Comparison of Investment Objectives and Principal Investment Strategies	6
Comparison of Portfolio Characteristics	8
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios	9
Comparison of Portfolio Performance	12

COMPARISON OF FEES AND EXPENSES	15
Management Fees	15
Sub-Adviser Fees	15
Administration Fees	16
Distribution and Service Fees	16
Expense Limitation Arrangements	16
Expense Tables	16
Portfolio Expenses	17
General Information	19
Key Differences in Rights of ING VP International Equity Portfolio’s Shareholders and ING VP Index Plus International Equity Portfolio’s Shareholders	19

INFORMATION ABOUT THE REORGANIZATION	21
The Reorganization Agreement	21
Reasons for the Reorganization	21
Board Considerations	21
Tax Considerations	22
Expenses of the Reorganization	22
Future Allocation of Premiums	22

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	24
Form of Organization	24
Advisers	24
Distributor	24
Dividends, Distributions and Taxes	24
Capitalization	26

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	27
Solicitation of Proxies	27
Voting Rights	27
Other Matters to Come Before the Special Meeting	28
Shareholder Proposals	28

APPENDICES
Agreement and Plan of Reorganization	A-1
Additional Information Regarding ING VP Index Plus International Equity Portfolio	B-1
Security Ownership of Certain Beneficial and Record Owners	C-1

(This page intentionally left blank)

PROXY STATEMENT/PROSPECTUS

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

September 10, 2007

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a Special Meeting of shareholders of ING VP International Equity Portfolio (“VP International Equity Portfolio”) to be held on October 30, 2007.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of VP International Equity Portfolio with and into ING VP Index Plus International Equity Portfolio (“VP Index Plus International Equity Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”).

Shares of VP International Equity Portfolio are not offered directly to the public but are sold to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each, a “Variable Contract” and collectively, “Variable Contracts”) and qualified pension and retirement plans (each, a “Qualified Plan”).  Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract holders will be referred to as “shareholders” of the Portfolios.

Under an Agreement and Plan of Reorganization (the “Reorganization Agreement”), VP International Equity Portfolio would transfer its assets to VP Index Plus International Equity Portfolio in exchange for shares of beneficial interest of VP Index Plus International Equity Portfolio and the assumption by VP Index Plus International Equity Portfolio of VP International Equity Portfolio’s known liabilities as of the Closing Date (as defined below).  VP Index Plus International Equity Portfolio shares would then be distributed to shareholders of VP International Equity Portfolio so that each shareholder would receive a number of full and fractional shares of VP Index Plus International Equity Portfolio equal to the aggregate value of the number of shares of VP International Equity Portfolio held by such shareholder.  As a result of the Reorganization, VP International Equity Portfolio will distribute shares of VP Index Plus International Equity Portfolio in liquidation of VP International Equity Portfolio on November 10, 2007, or such other date as the parties may agree (the “Closing Date”).

Because you, as a shareholder of VP International Equity Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of VP Index Plus International Equity Portfolio, this Proxy Statement also serves as a Prospectus for VP Index Plus International Equity Portfolio.  VP Index Plus International Equity Portfolio is a diversified, open-end management investment company, which seeks to outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”), as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated September 10, 2007, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Institutional Class (“Class I”) and Service Class (“Class S”) Prospectuses of VP International Equity Portfolio, each dated April 30, 2007, which are incorporated by reference (File No. 333-05173); and the Class I and Class S Prospectuses of VP Index Plus International Equity Portfolio, each dated April 30, 2007.  VP International Equity Portfolio’s SAI, dated April 30, 2007 (File No. 333-05173) and VP Index Plus International Equity Portfolio’s SAI, dated April 30, 2007 (File No. 033-23512), are each incorporated herein by reference.  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for each Portfolio, dated December 31, 2006 (for VP International Equity Portfolio, File No. 811-07651; for VP Index Plus International Equity Portfolio, File No. 811-05629), is incorporated herein by reference.  For a copy of the current prospectus, SAI, annual report, and semi-annual report for either of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F Street N.E. Washington, D.C. 20549.

The SEC has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A.  Also, you should consult the Class I and Class S Prospectuses, all dated April 30, 2007, for more information about VP Index Plus International Equity Portfolio.

The Proposed Reorganization

At a meeting held on July 24, 2007, the Board of Directors of VP International Equity Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of VP International Equity Portfolio to VP Index Plus International Equity Portfolio in exchange for shares of beneficial interest of VP Index Plus International Equity Portfolio;

•                  the assumption by VP Index Plus International Equity Portfolio of the liabilities of VP International Equity Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of VP Index Plus International Equity Portfolio to the shareholders of VP International Equity Portfolio; and

•                  the complete liquidation of VP International Equity Portfolio.

Shares of VP Index Plus International Equity Portfolio would be distributed to shareholders of VP International Equity Portfolio so that each shareholder would receive a number of full and fractional shares of VP Index Plus International Equity Portfolio equal to the aggregate value of shares of VP International Equity Portfolio held by such shareholder.

As a result of the Reorganization, each owner of Class I and Class S shares of VP International Equity Portfolio would become a shareholder of the corresponding share class of VP Index Plus International Equity Portfolio.  The Reorganization is expected to be effective on November 10, 2007, or such other date as the parties may agree (as previously defined, the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, the corresponding share class of VP Index Plus International Equity Portfolio having an aggregate value equal to the aggregate value of the shares of VP International Equity Portfolio held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  The investment objective of VP Index Plus International Equity Portfolio, which will survive in the combined Portfolio if the Reorganization is approved, is to seek to outperform the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) while VP International Equity Portfolio seeks long-term capital growth through investment in common stocks principally traded in countries outside of the U.S.;

•                  Both Portfolios primarily invest in a blend of large capitalization foreign growth and value securities and measure their respective performance against the MSCI EAFE® Index;

•                  The Portfolios are advised by ING Investments, LLC (the “Adviser” or “ING Investments”); VP International Equity Portfolio is sub-advised by ING Investment Management Co. (“ING IM”), while VP Index Plus International Equity Portfolio is sub-advised by ING Investment Management Advisors B.V. (the “Sub-Adviser” or “IIMA”);

•                  VP Index Plus International Equity Portfolio is the larger fund (approximately $642.2 million versus $85.5 million for VP International Equity Portfolio as of May 31, 2007);

•                  The combined Portfolio after the Reorganization will have the same investment adviser, ING Investments, the same sub-adviser, IIMA, as VP Index Plus International Equity Portfolio;

•                  The Portfolios have the same portfolio managers, Carl Ghielen and Martin Jansen, who will continue to manage the combined Portfolio after the Reorganization;

•                  VP International Equity Portfolio, which commenced operations on December 22, 1997, has a longer track record than VP Index Plus International Equity Portfolio, which commenced operations on July 29, 2005;

•                  VP Index Plus International Equity Portfolio has experienced superior calendar year performance for the most recent calendar year, as well as superior total return performance for the year-to-date and one-year period ended May 31, 2007;

•                  The purchase and redemption of shares of each Portfolio may be made only by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”);

•                  Certain holdings of VP International Equity Portfolio will be sold prior to the Reorganization; such sales will result in increased transaction costs for VP International Equity Portfolio, which are ultimately borne by VP International Equity Portfolio’s shareholders, and will result in the realization of taxable gains or losses for VP International Equity Portfolio;

•                  Following the proposed Reorganization, the shareholders of VP International Equity Portfolio will pay a lower advisory fee to ING Investments (0.45% vs. 0.85%) after becoming shareholders of VP Index Plus International Equity Portfolio;

•                  The proposed Reorganization is expected to result in lower net operating expenses as a percentage of net assets for all classes of shares of VP International Equity Portfolio; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither VP International Equity Portfolio nor its shareholders, nor VP Index Plus International Equity Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, VP International Equity Portfolio will pay insurance company separate accounts and Qualified Plans that own its shares, a cash distribution which is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of December 31, 2006 are as follows:

	Class I	Class S
Gross Expenses Before the Reorganization:
VP International Equity Portfolio	0.99%	1.24%
VP Index Plus International Equity Portfolio(1)	0.64%	0.89%

	Class I	Class S
Net Expenses Before the Reorganization (After Fee Waiver)
VP International Equity Portfolio	0.99%	1.24%
VP Index Plus International Equity Portfolio(1)	0.56%	0.81%

	Class I	Class S
After the Reorganization: VP Index Plus International Equity Portfolio Pro Forma
Gross estimated expenses of VP Index Plus International Equity Portfolio	0.64%	0.89%
Net estimated expenses of VP Index Plus International Equity Portfolio(1)(2)	0.56%	0.81%

(1)                   ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments, LLC within three years. For each Portfolio, the expense limits will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Portfolio upon at least 90 days’ prior written notice to ING Investments, LLC.

(2)                   In connection with the Reorganization, pending shareholder approval, ING Investments, LLC will extend the expense limit for VP Index Plus International Equity Portfolio through May 1, 2011.

Approval of the Reorganization Agreement requires an affirmative vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS (“BOARD”) OF VP INTERNATIONAL EQUITY PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION.  THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between VP International Equity Portfolio and VP Index Plus International Equity Portfolio:

	VP International Equity Portfolio	VP Index Plus International Equity Portfolio
Investment Objective	Long-term capital growth.	Outperform the total return performance of the MSCI EAFE® Index, while maintaining a market level of risk.

Principal Investment Strategies

•      Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities.

•      At least 65% of the Portfolio’s assets will normally be invested in securities of companies of any size principally traded in a number of different countries outside of the U.S.  These securities may include common stocks as well as securities convertible into common stock.

•      In managing the Portfolio, the Portfolio’s sub-adviser looks to:

•      Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

•      Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for appreciation.

•      Invest primarily in established foreign securities markets, although it may invest in countries with emerging securities markets as well.

•      Use internally developed quantitative computer models to evaluate the financial characteristics of over 1,000 companies.  The Portfolio’s sub-adviser analyzes qualities including cash flows, earnings and dividends, among others, of each company, in an attempt to select companies with long-term sustainable growth characteristics with some perceived value.

•      The Portfolio may employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.

•      The Portfolio may invest in derivative instruments including futures.

•      The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, and the rules and regulations thereunder.

•      The Portfolio may lend portfolio securities

•      The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds (“ETFs”), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components.

•      The MSCI EAFE® Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

•      ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

•      The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index.

•      In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the MSCI EAFE® Index that it believes will outperform the MSCI EAFE® Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE® Index.

•      In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels.  The Portfolio’s aggregate characteristics will approximate that of the MSCI EAFE® Index.

•      At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.

•      Although the Portfolio will not hold all the stocks in the MSCI EAFE® Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE® Index in both rising and falling markets.

	VP International Equity Portfolio	VP Index Plus International Equity Portfolio

on a short-term or long-term basis, up to 33 1/3% of its total assets.

•      The Portfolio’s sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•      The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE® Index.  This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE® Index.

•      The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•      The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Investment Adviser	ING Investments	ING Investments

Sub-Adviser	ING IM	IIMA

Portfolio Manager(s)	Carl Ghielen and Martin Jansen	Carl Ghielen and Martin Jansen

As you can see from the chart, the investment objectives of the Portfolios are similar.  While both Portfolios are required to invest at least 80% of their assets in equity securities the focus of those investments is slightly different.  VP Index Plus International Equity Portfolio is required to invest at least 80% of its assets in stocks including the MSCI EAFE® Index, as well as ETFs and derivatives whose economic returns are similar to the MSCI EAFE® Index, with a focus on outperforming the index.  VP International Equity Portfolio, on the other hand, does have an 80% policy of investing in equity securities but only 65% of its assets are required to be dedicated to international companies. Therefore, the Portfolio could invest 35% of its assets in domestic equity securities as opposed to the up to 20% for VP Index Plus International Equity Portfolio, giving it a little more flexibility to adjust its portfolio depending on market conditions.  Also, VP Index Plus International Equity Portfolio focuses its investments on the activity of the MSCI EAFE® Index, which includes securities listed on the exchanges of Europe, Australasia and the Far East, whereas VP International Equity Portfolio is not restricted to the same regions but in fact may also invest in countries with emerging securities markets, giving it a broader pool of investment options. VP International Equity Portfolio does, however, measure its performance against the MSCI EAFE® Index. Therefore, similar to VP Index Plus International Equity Portfolio, it too is looking to outperform the index.  Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the portfolio characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of December 31, 2006:

	VP International Equity Portfolio		VP Index Plus International Equity Portfolio
Net Assets	$79,449,137		$387,315,278
Number of Holdings	87		367
Portfolio Turnover Rate	79		155
Top 5 Countries (as % of net assets)	Japan	22.0%	Japan	21.6%
	United Kingdom	20.8%	United Kingdom	20.3%
	France	12.1%	Germany	10.8%
	Germany	7.3%	France	9.9%
	Italy	5.9%	Italy	5.0%

Top 5 Industries (as % of net assets)	Banks	19.1%	Banks	18.5%
	Oil & Gas	8.4%	Oil & Gas	6.5%
	Telecommunications	7.8%	Telecommunications	6.1%
	Pharmaceuticals	6.6%	Pharmaceuticals	5.9%
	Electric	4.3%	Electric	5.2%
U.S. Equity Securities (as a % of market value*)	$0	0.0%	$0	0.0%
Foreign Securities (as a % of market value*)	$79,049,579	100.0%	$376,987,317	100.0%
Securities Lending Collateral (as a % of market value*)	$2,781,095	3.52%	$8,380,339	2.22%
Top 10 Holdings (as a % of net assets)	HSBC Holdings PLC	2.9%	Allianz AG	1.6%
	Royal Dutch Shell PLC – Class B	2.2%	Royal Dutch Shell PLC – Class A	1.4%
	Roche Holding AG	2.1%	Mizuho Financial Group, Inc.	1.4%
	GlaxoSmithKline PLC	2.1%	Societe Generale	1.4%
	UBS AG	1.9%	Royal Bank of Scotland Group PLC	1.4%
	Mitsubishi UFJ Financial Group, Inc.	1.9%	iShares MSCI EAFE Index Fund	1.4%
	Total SA	1.9%	Fortis	1.3%
	Barclays PLC	1.9%	ThyssenKrupp AG	1.3%
	Unilever PLC	1.8%	Endesa SA	1.3%
	Alcatel SA	1.7%	Matsushita Electric Industrial Co., Ltd.	1.2%

*              Excluding fixed-income securities and short-term investments.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because of the similarities in the investment objectives and strategies of the Portfolios, many of the risks of investing in VP Index Plus International Equity Portfolio are the same as the risks of investing in VP International Equity Portfolio.  You may lose money on your investment in either Portfolio.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios.

Convertible Securities Risk.  Both Portfolios are subject to convertible securities risk.  The value of convertible securities may fall when interest rates rise and increase as interest rates fall.  Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.  Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.  A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk.  Both Portfolios are subject to derivatives risk.  The Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio’s investment objective.  A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency.  A Portfolio’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index.  Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.  Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.  A risk of using derivatives is that each Portfolio’s sub-adviser might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivatives.

Equity Securities Risk.  Both Portfolios are subject to equity securities risk.  Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities.  Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies declines or if overall market and economic conditions deteriorate.  Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions.  Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk.  Both Portfolios are subject to foreign investment risk.  Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments.  Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions.  In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.  American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.  These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Manager Risk.  Both Portfolios are subject to manager risk.  A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective.  A Sub-Adviser could do a poor job in executing an investment strategy.  A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio’s principal investment strategy.  For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments.  Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks.  These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities.  Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market Capitalization Risk.  Both Portfolios are subject to market capitalization risk.  Stocks fall into three broad market capitalization categories – large, medium and small.  Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors.  For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies.  Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, small management groups, and a more limited trading market for their stocks as compared with larger companies.  As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.  In addition, the market capitalization of a small- or mid-sized company may change due to appreciation in the stock price so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Market Trends Risk.  Both Portfolios are subject to market trends risk.  Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.  For example, from time to time, the stock market may not favor growth-oriented securities.  Rather, the market could favor value-oriented securities or may not favor equity securities at all.  Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Other Investment Companies Risk.  Both Portfolios are subject to other investment companies risk.  The Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder.  These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others.  ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”).  The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease.  The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions.  Because the Portfolios may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.  Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally.  Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Securities Lending Risk.  Both Portfolios are subject to securities lending risk.  A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities.  A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.  Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.  When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Price Volatility Risk.  VP International Equity Portfolio is subject to price volatility risk.  The value of the Portfolio changes as the prices of its investments go up or down.  Equity securities face market, issuer and other risks and their values may fluctuate, sometimes rapidly and unpredictably.  Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.  Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The

Portfolio invests in securities of larger companies, which sometimes have more stable prices than smaller companies.  However, the Portfolio may also invest in small- and mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Inability to Sell Securities Risk.  VP Index Plus International Equity Portfolio is subject to inability to sell securities risk.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.  These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market.  The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Index Strategy Risk.  VP Index Plus International Equity Portfolio is subject to index strategy risk.  The Portfolio may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.  The correlation between the Portfolio and the index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of the Portfolio’s shares.

Investment Models Risk.  VP Index Plus International Equity Portfolio is subject to investment models risk.  The proprietary model used by the Sub-Adviser to evaluate securities or securities markets is based on the Sub-Adviser’s understanding of the interplay of market factors and does not assure successful investment.   The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Market and Company Risk.  VP Index Plus International Equity Portfolio is subject to market and company risk.  The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses.  Stock prices in general may decline over short or even extended periods.  The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.  Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Portfolio Turnover Risk.  VP Index Plus International Equity Portfolio is subject to portfolio turnover risk.  Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held.  A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance.  The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

Emerging Markets Investments.  VP International Equity Portfolio is subject to the risk of emerging markets investments.  Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio. The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio’s Class I shares from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period. The bar charts show the performance of the Portfolios for each year since inception. The performance information does not include insurance-related charges which are, or may be, imposed under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolios will perform in the future.

VP International Equity Portfolio

Calendar Year-by-Year Returns (1) (2) (3)

(1)                                  These figures are for the years ended December 31.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)                                  During the period shown in the chart, the Portfolio’s Class I shares’ best quarterly performance was 31.30% for the 4th quarter of 1999, and the Portfolio’s Class I shares’ worst quarterly performance was (22.28)% for the 3rd quarter of 2002.

(3)                                  Class I shares commenced operations on December 22, 1997.

Comparison of Portfolio Performance

VP Index Plus International Equity Portfolio

Calendar Year-by-Year Returns (1) (2) (3)

(1)                                  These figures are for the years ended December 31.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)                                  During the period shown in the chart, the Portfolio’s Class I shares’ best quarterly performance was 10.13% for the 4th quarter of 2006, and the Portfolio’s Class I shares’ worst quarterly performance was (0.08)% for the 2nd quarter of 2006.

(3)                                  Class I shares commenced operations on July 29, 2005.

Average Annual Total Return
(For the periods ended December 31, 2006)(1)

	1 Year (or life of Class)	5 Years (or life of Class)		10 Years (or life of Class)
VP International Equity Portfolio(2)
Class I Return	23.48%	10.36%		6.96%
MSCI EAFE® Index(3)	26.86%	15.43%		8.75	%(4)
Class S Return	23.24%	10.07%		10.99%
MSCI EAFE® Index(3)	26.86%	15.43%		15.84	%(4)
Class I Return (Adjusted)(5)	23.17%	10.08%		6.68%
MSCI EAFE® Index(3)	26.86%	15.43%		8.75	%(4)
VP Index Plus International Equity Portfolio
Class I Return	25.32%	25.70%		N/A
MSCI EAFE® Index(3)	26.34%	27.34	%(6)	N/A
Class S Return	24.97%	25.30%		N/A
MSCI EAFE® Index(3)	26.34%	27.34	%(6)	N/A

(1)             Class I shares and Class S shares of VP International Equity Portfolio commenced operations on December 22, 1997 and November 1, 2001, respectively.  Class I shares and Class S shares of VP Index Plus International Equity Portfolio commenced operations on July 29, 2005.

(2)             Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to VP International Equity Portfolio.

(3)             The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.  The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(4)             The index returns for Class I shares of VP International Equity Portfolio are for the period beginning January 1, 1998.  The index returns for Class S shares of VP International Equity Portfolio are for the period beginning November 1, 2001.

(5)             Class I shares’ performance has been adjusted to reflect the differences in expenses applicable to Class S shares.

(6)             The index returns for Class I shares and Class S shares of VP Index Plus International Equity Portfolio are for the period beginning August 1, 2005.

Additional information regarding VP Index Plus International Equity Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of VP Index Plus International Equity Portfolio, see “Appendix B:  Additional Information Regarding VP Index Plus International Equity Portfolio.”

Management Fees

Each Portfolio pays ING Investments a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a % of Net Assets)

VP International Equity Portfolio	0.85%

VP Index Plus International Equity Portfolio	0.45%

If the Reorganization is approved by shareholders, VP Index Plus International Equity Portfolio will continue to pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAI of each Portfolio, dated April 30, 2007.

Sub-Adviser Fees

ING Investments, the Adviser to the Portfolios, pays ING IM and IIMA, the sub-adviser to VP International Equity Portfolio and VP Index Plus International Equity Portfolio, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of the Portfolio.  The following table shows the aggregate annual sub-advisory fee paid by ING Investments to each Portfolio’s sub-adviser, as a percentage of that Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees (as a % of Net Assets)

VP International Equity Portfolio	0.3825%

VP Index Plus International Equity Portfolio	0.2000%

If the Reorganization is approved by shareholders, the Adviser will pay the sub-advisory fee to IIMA, at the same fee rate currently in place.

Administration Fees

VP International Equity Portfolio pays an annual administration fee of 0.055% on the first $5 billion of its average daily net assets and 0.03% thereafter.  VP Index Plus International Equity Portfolio pays an annual administration fee of 0.10% of its average daily net assets.  If shareholders approve the Reorganization, VP Index Plus International Equity Portfolio will pay an annual administration fee of 0.10% of the Portfolio’s average daily net assets.

Distribution and Service Fees

Each Portfolio pays the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” on page 18. Because these fees are paid out of the Portfolios’ assets on an ongoing basis over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Expense Limitation Arrangements

ING Investments has entered into written expense limitation agreements with the Portfolios, under which it will limit the expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years.  Each Portfolio’s expense limitation will continue through at least May 1, 2008.  There is no assurance that the expense limitation agreements will remain in effect after this date.  The expense limitation agreements are contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of each expense limitation agreement.  Pursuant to the applicable expense limitation agreement, the expense limits for VP International Equity Portfolio are 1.15% and 1.40% for Class I shares and Class S shares, respectively.  The expense limits for VP Index Plus International Equity Portfolio are 0.55% and 0.80% for Class I and Class S, respectively.  The Board of Trustees of VP Index Plus International Equity Portfolio has approved extending the expense limitation agreement for VP Index Plus International Equity Portfolio if the Reorganization is approved by shareholders until May 1, 2011.  There is no assurance that the expense limitation agreement for VP Index Plus International Equity Portfolio will remain in effect after this date.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contact or under your Qualified Plan.

Transaction Fees on New Investments
(fees paid directly from your investment)

	VP International Equity Portfolio	VP Index Plus International Equity Portfolio

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither VP International Equity Portfolio nor VP Index Plus International Equity Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the period ended December 31, 2006.  Pro forma fees show estimated fees of VP Index Plus International Equity Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes.  Pro forma numbers are estimated in good faith and are hypothetical.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses
As of December 31, 2006 (1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Distribution (12b-1) Fee	Shareholder Servicing Fee	Other Expenses	Acquired Fund Fees and Expenses(2)		Total Portfolio Operating Expenses	Waivers, Reimbursement, and Recoupment(3)	Net Expenses
CLASS I
VP International Equity Portfolio	0.85%	—	—	0.14%	—		0.99%	—	0.99%
VP Index Plus International Equity Portfolio	0.45%	—	—	0.18%	0.01	%(4)	0.64%	(0.08)%	0.56%
VP Index Plus International Equity Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)(5)	0.45%	—	—	0.18%	0.01	%(4)	0.64%	(0.08)%	0.56%
CLASS S
VP International Equity Portfolio	0.85%	—	0.25%	0.14%	—		1.24%	—	1.24%
VP Index Plus International Equity Portfolio	0.45%	—	0.25%	0.18%	0.01	%(4)	0.89%	(0.08)%	0.81%
VP Index Plus International Equity Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)(5)	0.45%	—	0.25%	0.18%	0.01	%(4)	0.89%	(0.08)%	0.81%

(1)                                  The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets.  These ratios are based on each Portfolio’s actual operating expenses for the year ended December 31, 2006, as adjusted for contractual changes and waivers, if any.

(2)           The “Acquired Fund Fees and Expenses” are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio’s pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The Impact of these, fees and expenses is shown in “Net Expenses.”

(3)                                  ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments, LLC within three years. For each Portfolio, the expense limits will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Portfolio upon at least 90 days’ prior written notice to ING Investments, LLC.

(4)                                  The “Total Portfolio Operating Expenses” shown may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include acquired fund fees and expenses.

(5)                                  In connection with the Reorganization, pending shareholder approval, ING Investments, LLC will extend the expense limit for VP Index Plus International Equity Portfolio through May 1, 2011.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	VP International Equity Portfolio				VP Index Plus International Equity Portfolio*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I	$101	$315	$547	$1,213	$57	$197	$349	$791
Class S	126	393	681	1,500	83	276	485	1,089

	Estimated VP Index Plus International Equity Portfolio Pro Forma: ** (1)
	1 Year	3 Years	5 Years	10 Years
Class I	$57	$179	$322	$765
Class S	83	259	459	1,064

*                                         The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

**           The examples reflect the inclusion of the expense waiver for the one-year and three-year period and for the first four years of the five- and ten-year periods.

(1)                                  Estimated.

General Information

Certain holdings of VP International Equity Portfolio that are to be transferred to VP Index Plus International Equity Portfolio in connection with the Reorganization will be sold prior to the Reorganization.  Such sales will result in increased transaction costs for VP International Equity Portfolio, and the realization of taxable gains or losses for VP International Equity Portfolio.

Key Differences in Rights of ING VP International Equity Portfolio’s Shareholders and ING VP Index Plus International Equity Portfolio’s Shareholders

VP International Equity Portfolio is organized as a separate series of ING Variable Portfolios, Inc., a Maryland corporation and is governed by its Articles of Incorporation and Bylaws.  VP Index Plus International Equity Portfolio is organized as a separate series of ING Investors Trust, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws.  Key differences under VP International Equity Portfolio’s Articles of Incorporation/Bylaws and VP Index Plus International Equity Portfolio’s Declaration of Trust/Bylaws are presented below.

VP International Equity Portfolio	VP Index Plus International Equity Portfolio

Shareholders have the power to elect and remove Directors. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term. The Corporation reserves the right from time to time to make any amendment to the Articles of Incorporation, except that no action affecting the validity or accessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

Shareholders have the power to amend the Declaration of Trust, but Trustees are also permitted to do so without a shareholder vote if they deem it necessary to conform the Declaration of Trust to Federal and state laws, to change the name of the Trust or make any other changes which do not materially adversely affect the rights of shareholders.

Shareholders also have the power to vote with respect to the election and removal of Trustees, the investment advisory contract, and the merger, consolidation and sale of assets of the Trust.

The Board of Directors has the power to amend Bylaws.	The Trustees have the power to amend Bylaws.

Because VP International Equity Portfolio is organized as a series of a Maryland corporation and VP Index Plus International Equity Portfolio is organized as a series of a Massachusetts business trust, there are some differences between the rights of shareholders of the Portfolios.  Under Maryland Code, shareholders of VP International Equity Portfolio have no personal liability for the Portfolio’s acts or obligations.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, VP Index Plus International Equity Portfolio’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio.  As such, shareholders of  VP Index Plus International Equity Portfolio have no personal liability for the Portfolio’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of VP International Equity Portfolio in exchange for shares of beneficial interest of VP Index Plus International Equity Portfolio and the assumption by VP Index Plus International Equity Portfolio of VP International Equity Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of VP Index Plus International Equity Portfolio shares to shareholders of VP International Equity Portfolio, as provided for in the Reorganization Agreement.  VP International Equity Portfolio will then be liquidated.

Each shareholder of Class I and Class S shares of VP International Equity Portfolio will hold, immediately after the Closing Date, the corresponding share classes of VP Index Plus International Equity Portfolio having an aggregate value equal to the aggregate value of the shares of VP International Equity Portfolio held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of VP Index Plus International Equity Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of VP International Equity Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for the surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Board of Directors of VP International Equity Portfolio at a meeting held on July 24, 2007 and the Board of Trustees of VP Index Plus International Equity Portfolio at a meeting held on July 12, 2007.  The Board of each Portfolio, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of such Portfolio and its shareholders.

The Reorganization will allow VP International Equity Portfolio’s shareholders to continue to participate in a professionally managed portfolio with a similar investment objective.  Additionally, the proposed Reorganization is expected to result in lower net expenses for shareholders of VP International Equity Portfolio.

Board Considerations

The Board of Trustees of VP International Equity Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Fund complex;

•                  the potential benefits of the transaction to shareholders, including that the VP Index Plus International Equity Portfolio would have a larger asset base and should be better positioned to achieve economies of scale;

•                  the relative investment performance of VP International Equity Portfolio as compared to VP Index Plus International Equity Portfolio, including that VP Index Plus International Equity Portfolio has experienced superior performance for the most calendar recent year, as well as superior total return performance for the year-to-date and one-year period ended May 31, 2007;

•                  expense ratios and information regarding fees and total expenses of the Portfolios, including that the shareholders of VP International Equity Portfolio are expected to benefit from a lower expense ratio after the Reorganization and that, if the Reorganization is approved, ING Investments has agreed to a fee waiver/expense reimbursement for VP Index Plus International Equity Portfolio through May 1, 2011;

•                  the similarities and differences between investment objectives and strategies of VP Index Plus International Equity Portfolio and those of VP International Equity Portfolio;

•                  all expenses relating to the Reorganization (“Reorganization Expenses”) will be borne equally by ING Investments and VP International Equity Portfolio;

•                  that while commission costs in connection with the disposition and purchase of certain securities (“Transition Cots”) will be borne by VP International Equity Portfolio, the lower expense ratios are expected to result in VP International Equity Portfolio’s recouping the Transition Costs and its share of the Reorganization Expenses within approximately five months;

•                  the terms and conditions of the Reorganization Agreement;

•                  the tax consequences of the Reorganization to VP International Equity Portfolio and its shareholders portfolios (i.e., the separate accounts) or the interests of Variable Contract Owners or Plan Participants, including the tax-free nature of the transaction;

•                  that the interests of existing shareholders (i.e., the separate accounts) or the interests of Variable Contract Owners or Plan Participants of VP International Equity Portfolio will not be diluted as a result of the Reorganization; and

•                  the future potential benefits to ING Investments in that its costs to manage VP Index Plus International Equity Portfolio after the Reorganization are expected to be less than its costs to manage both.

The Board of Directors of VP International Equity Portfolio recommends that shareholders approve the Reorganization with VP Index Plus International Equity Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither VP International Equity Portfolio nor its shareholders, nor VP Index Plus International Equity Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.  As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, VP International Equity Portfolio will pay to insurance company separate accounts and Qualified Plans that own its shares, a cash distribution which is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be borne equally by ING Investments, the Adviser to the Portfolios, and VP International Equity Portfolio.  The costs of the Reorganization shall include, but not be limited to, costs associated with the preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of VP International Equity Portfolio have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through separate accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the VP International Equity Portfolio will be allocated to the VP Index Plus International Equity Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

VP International Equity Portfolio is a series of ING Variable Portfolios, Inc. (“IVPI”), an open-end management investment company organized as a Maryland corporation.  IVPI is governed by a Board of Directors consisting of six members.  VP Index Plus International Equity Portfolio is a series of ING Investors Trust (“IIT”), an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board of Trustees consisting of nine members.  For more information on the history of IVPI or IIT, see their respective SAIs.

Advisers

ING Investments, an Arizona limited liability company, serves as the investment adviser to both Portfolios.  ING Investments has overall responsibility for the management of the Portfolios.  ING Investments provides or oversees all investment advisory and portfolio management services to each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly owned subsidiary of ING Groep N.V. (“ING Groep”).  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.  ING Investments began investment management in April 1995 and services as investment adviser to registered investment companies as well as structured finance vehicles.

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio.  ING Investments is responsible for monitoring the investment programs and performance of each sub-adviser.  Under the terms of each sub-advisory agreement, the agreement can be terminated by either a Portfolio’s Board, the Adviser or the Portfolio’s sub-adviser.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or the investment adviser may assume day-to-day investment management of the Portfolio.

For information regarding the basis for the Boards’ approval of portfolio management relationships, please refer to VP International Equity Portfolio’s and VP Index Plus International Equity Portfolio’s annual reports, each dated December 31, 2006.  ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

Distributor

ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) is the principal underwriter and distributor of the Portfolios. It is a Delaware limited liability company with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. (“DSI”), the predecessor to DSL, to ING Funds Distributor.  As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. (“NASD”). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Dividends, Distributions and Taxes

Each Portfolio distributes to its insurance company separate accounts and Qualified Plans that own its shares substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company’s separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to each Portfolio’s SAI for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by VP International Equity Portfolio’s shareholders, then as soon as practicable before the Closing Date, VP International Equity Portfolio will pay insurance company separate accounts and Qualified Plans that own its shares a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2006, giving effect to the Reorganization:

	Net Assets(1)		Net Asset Value Per Share	Shares Outstanding(2)
VP International Equity Portfolio
Class I	$78,572,931		$12.29	6,392,041
Class S	$875,206		$12.21	71,706
VP Index Plus International Equity Portfolio
Class I	$272,333,415		$13.11	20,773,075
Class S	$114,292,534		$13.09	8,732,301
Pro Forma – VP Index Plus International Equity Portfolio including VP International Equity Portfolio
Class I	$350,872,919	(1)	$13.11	26,763,919	(2)
Class S	$115,167,368	(1)	$13.09	8,799,141	(2)

(1) Reflects adjustment for estimated one time merger expense of ($33,427) and ($372) on Classes I and S, respectively.

(2) Reflects new shares issued, net of retired shares of ING VP International Equity Portfolio of (401,197) and (4,866) for Classes I and S respectively.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about September 10, 2007.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.  VP International Equity Portfolio has retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies.  The estimated cost of the proxy solicitation is $1,500.  ING Investments (or an affiliate) and VP International Equity Portfolio will share equally in costs of the proxy solicitation.  Shareholders of VP International Equity Portfolio may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned.  If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares.  The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote.  Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus.  The Solicitor will then record the shareholder’s instructions on the Proxy Card.  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-434-6260.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with VP International Equity Portfolio, a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of VP International Equity Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote the Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of VP International Equity Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of VP International Equity Portfolio at the close of business on August 8, 2007 (the “Record Date”), will be entitled to be present and give voting instructions for VP International Equity Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction

Form must be received no later than 5:00 p.m. on October 29, 2007. As of the Record Date, the following shares of beneficial interest of VP International Equity Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
Class I	6,249,815.7500
Class S	110,613.4380
Total*	6,360,513.0720

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum for this purpose. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of ING Investments, as of August 8, 2007, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix C hereto lists the persons that, as of August 8, 2007, owned beneficially or of record 5% or more of the outstanding shares of any Class of VP International Equity Portfolio or VP Index Plus International Equity Portfolio.

Other Matters to Come Before the Special Meeting

VP International Equity Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

VP International Equity Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by VP International Equity Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Theresa K. Kelety
Secretary

September 10, 2007
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

*                 An affiliate of the Adviser owns approximately 84 ADV Class shares of the Portfolio.  These shares are expected to be redeemed prior to the shareholder meeting and the class is expected to be liquidated.

(This page intentionally left blank)

(This page intentionally left blank)

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 24th day of July, 2007, by and between ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Investors Trust”), on behalf of its series, ING VP Index Plus International Equity Portfolio (the “Acquiring Fund”), and ING Variable Portfolios, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Variable Portfolios”), on behalf of its series, ING VP International Equity Portfolio (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class I and Class S voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of ING Investors Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of ING Variable Portfolios has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                    TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.          Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class I and Class S Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date delivered by ING Variable Portfolios, on behalf of the Acquired

Fund, to ING Investors Trust, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to its Class I and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of Class I and Class S Acquiring Fund Shares to be so credited to Class I and Class S Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class I and Class S Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class I and Class S of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Fund shall not issue certificates representing the Class I and Class S Acquiring Fund Shares in connection with such exchange.

1.5.          Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2.          The net asset value of a Class I and Class S Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3.          The number of the Class I and Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class I and Class S shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent accountants.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be November 10, 2007, or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00

p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.          The Acquired Fund shall direct the Bank of New York Company, Inc., as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Fund shall direct DST Systems, Inc.  (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class I, and Class S shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of ING Variable Portfolios, ING Variable Portfolios, on behalf of the Acquired Fund, represents and warrants to ING Investors Trust as follows:

(a)       The Acquired Fund is duly organized as a series of ING Variable Portfolios, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under ING Variable Portfolios’ Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Variable Portfolios is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)        The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Variable Portfolios’ Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Variable Portfolios, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Variable Portfolios, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by ING Investors Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  ING Variable Portfolios, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2006, have been audited by KPMG LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since December 31, 2006, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under

Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)      All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of ING Variable Portfolios, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of ING Investors Trust, ING Investors Trust, on behalf of the Acquiring Fund, represents and warrants to ING Variable Portfolios as follows:

(a)       The Acquiring Fund is duly organized as a series of ING Investors Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the state of Delaware, with power under ING Investors Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Investors Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Investors Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Investors Trust, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Investors Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by ING Variable Portfolios, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against ING Investors Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business.  ING Investors Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at December 31, 2006 have been audited by KPMG LLP, independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)        Since December 31, 2006, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)        All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Investors Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of ING Investors Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The Class I and Class S Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)       The information to be furnished by ING Investors Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                      COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.          The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Fund covenants that the Class I and Class S Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class I and Class S Acquiring Fund Shares received at the Closing.

5.8.          The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          ING Variable Portfolios, on behalf of the Acquired Fund, covenants that ING Variable Portfolios will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as ING Investors Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) ING Variable Portfolios’, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) ING Investors Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of ING Variable Portfolios, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at ING Variable Portfolios’ election, to the performance by ING Investors Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of ING Investors Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          ING Investors Trust shall have delivered to ING Variable Portfolios a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to ING Variable Portfolios and dated as of the Closing Date, to the effect that the representations and warranties of ING Investors Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as ING Variable Portfolios shall reasonably request;

6.3.          ING Investors Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Investors Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of ING Investors Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at ING Investors Trust’s election, to the performance by ING Variable Portfolios, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of ING Variable Portfolios, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          ING Variable Portfolios shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of ING Variable Portfolios;

7.3.          ING Variable Portfolios shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to ING Investors Trust and dated as of the Closing Date, to the effect that the representations and warranties of ING Variable Portfolios, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as ING Investors Trust shall reasonably request;

7.4.          ING Variable Portfolios, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Variable Portfolios, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to ING Variable Portfolios, on behalf of the Acquired Fund, or ING Investors Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of ING Variable Portfolios’ Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither ING Investors Trust nor ING Variable Portfolios may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by ING Investors Trust or ING Variable Portfolios to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to ING Variable Portfolios and ING Investors Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of ING Investors Trust and ING Variable Portfolios.  Notwithstanding anything herein to the contrary, neither ING Mutual Funds nor ING Variable Portfolios may waive the condition set forth in this paragraph 8.5.

9.                      BROKERAGE FEES AND EXPENSES

9.1.          ING Variable Portfolios, on behalf of the Acquired Fund, and ING Investors Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Fund (or an affiliate of the investment adviser) and (ii) the Acquired Fund.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        ING Investors Trust and ING Variable Portfolios agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before May 30, 2007, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ING Variable Portfolios and ING Investors Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by ING Variable Portfolios pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class I and Class S Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

a.	ING Investors Trust	b.	ING Variable Portfolios
	7337 East Doubletree Ranch Road		7337 East Doubletree Ranch Road
	Scottsdale, Arizona 85258-2034		Scottsdale, Arizona 85258-2034
	Attn: Huey P. Falgout, Jr.		Attn: Huey P. Falgout, Jr.

	With a copy to:		With a copy to:
	Dechert LLP		Goodwin Procter LLP
	1775 I Street, N.W.		53 State Street
	Washington, D.C. 20006		Exchange Place
	Attn: Jeffrey S. Puretz		Boston, MA 02109
Attn: Philip H. Newman

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the state of Delaware without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of ING Variable Portfolios personally, but shall bind only the corporate property of the Acquired Fund, as provided in the Articles of Incorporation of ING Variable Portfolios.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING INVESTORS TRUST on behalf of its
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
Series

By:	/s/ Robert Terris

Title:	Senior Vice President

ING VARIABLE PORTFOLIOS, INC. on behalf of its
ING VP INTERNATIONAL EQUITY PORTFOLIO Series

By:	/s/ Ernest CDeBaca

Title:	Senior Vice President

(This page intentionally left blank)

APPENDIX B

ADDITIONAL INFORMATION REGARDING

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

(“PORTFOLIO”)

SHAREHOLDER GUIDE

Interests of the Holders of Variable Insurance Contracts and Polices and Qualified Retirement Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans.  The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations.  The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors.  However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations.  The Board of Trustees (“Board”) intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.  The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

Determination of Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE.  The Portfolio is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on all national holidays and Good Friday.  Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•              Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•              Securities of an issuer that has entered into a restructuring;

•              Securities whose trading has been halted or suspended;

•              Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•              Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contact holder or Qualified Plan participant is received in proper form.

Management of the Portfolio

Investment Adviser

ING Investments, an Arizona corporation, serves as the adviser to the Portfolio.  ING Investments has overall responsibility for the management of the Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  ING Investments is registered with the SEC as an investment adviser.

ING Investments is an indirect, wholly owned subsidiary of ING Groep.  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.  ING Investments’ principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2006, ING Investments had approximately $50.1 billion in registered investment company assets.

ING Investments, subject to the supervision of the Board, acts as a “manager-of-managers” for the Portfolio.  In this capacity, ING Investments oversees the Trust’s day-to-day operations and oversees the investment activities of the Portfolio.  ING Investments delegates to the Portfolio’s Sub-Adviser the responsibility for investment management, subject to its oversight.  ING Investments monitors the investment activities of the Sub-Adviser.  From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board of the Trust.  On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC permitting ING Investments, with the approval of the Board, to appoint an additional non-affiliated sub-adviser or replace a nonaffiliated sub-adviser with as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval.  The Trust will notify shareholders of any change in the identity of a sub-adviser of the Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s portfolio.  ING Investment is responsible for monitoring the investment program and performance of the Portfolio’s sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolio’s Board.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2006.

Sub-Adviser

ING Investments has engaged ING Investment Management Advisors B.V. (“IIMA” or “Sub-Adviser”) as Sub-Adviser to the Portfolio.  IIMA has managed the Portfolio since its inception.  IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991).  It currently has its principal office in Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands.  IIMA is registered with the SEC as an investment adviser.  IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep.  IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. IIMA operates under the collective management of ING Investment Management (“IIM”) which had assets under management of over $200 billion as of December 31, 2006.

Carl Ghielen, portfolio manager, has been co-manager of the Portfolio since July 2005.  He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates’ international equity teams.  Mr. Ghielen has over 15 years of investment experience.  Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen, portfolio manager, has been the co-manager of the Portfolio since July 2005.  He joined IIMA or its affiliates in 1997 as senior manager and has 26 years of investment experience.  Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

The Sub-Adviser, subject to the supervision of ING Investments and the Board, is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies.  The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

ING Investments has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio’s investment objective.

ING Investments pays the Sub-Adviser a fee at an annual rate based on the average daily net asset value of the Portfolio.  ING Investments pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s Statement of Additional Information, dated April 30, 2007, provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Administrative Services

The Trust has entered into an Administration Agreement with ING Funds Services on behalf of the Portfolio.  The administrative services performed by ING Funds Services on behalf of the Portfolio directly, include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolio offers its shares.  ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio

Portfolio Distribution

ING Funds Distributor, LLC (“IFD” or the “Distributor”) is the principal underwriter and distributor of the Portfolio.  It is a Delaware corporation with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258 and is a member of the NASD.  To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasd.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

Additional Information Regarding the Classes of Shares

The Portfolio’s shares are classified into Service Class (“Class S”), Service 2 Class (“Service 2”), Adviser Class (“ADV Class”) and Institutional Class (“Class I”).  The classes are identical except for different expenses, certain related rights and certain shareholder services.  All classes of the Portfolio have a common investment objective and investment portfolio.

Shareholder Service and/or Distribution Plans

The Trust has adopted a Shareholder Service and Distribution Plan for the ADV Class shares of the Portfolio.  Under the Plan the ADV Class shares are subject to a shareholder servicing fee of 0.25% and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.  IFD has agreed to waive a portion of the distribution fee for ADV Class shares.  The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay IFD more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act and a Shareholder Service Plan on behalf of the Service 2 shares of the Portfolio.  Under the 12b-1 Plan and the Shareholder Service Plan the Service 2 shares are subject to a Rule 12b-1 distribution fee of 0.25% and a shareholder servicing fee of 0.25%, respectively, of average daily net assets per annum.  IFD has agreed to waive a portion of the distribution fee for Service 2 shares.  The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay IFD more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Class I shares are not subject to a shareholder servicing fee or a Rule 12b-1 distribution fee.

The Trust has entered into a Shareholder Service Plan on behalf of Class S shares of the Portfolio.  Under the Plan the Class S shares are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

How ING Compensates Entities Offering the Portfolio as an Investment Option in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Plan, the Portfolio’s Advisers or Distributor (collectively, “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies.  The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies.  The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio.  These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor.  ING Funds Distributor has entered into such agreements with non-affiliated insurance companies.  Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%.  This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization.  These methods may take the form of cash payments to affiliates.  These methods do not impact the costs incurred when investing in the Portfolio.  Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio if it must pay to have it sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners.  Neither the

Portfolio, nor the Adviser or the Distributor are a party to these arrangements.  Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive.  Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle.  Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio.  Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans.  The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers.  You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation for its policies regarding frequent, short-term trading.  The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading.  There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders.  Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner.  Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on the Portfolio’s performance.

Since the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading.  If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies.  This is often referred to as “price arbitrage.”  Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities.  For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, since the Portfolio may hold thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage.  The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur.  Moreover, decisions about allowing trades in the Portfolio may be required.  These decisions are indirectly subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s polices and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar quarter basis and makes it available on the first day of the second month in the next quarter.  The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1).  The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Portfolio’s website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31.  The Portfolio will send financial statements to its shareholders at least semi-annually.  An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING VP Index Plus International Equity Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class I
	Year Ended December 31, 2006		July 29, 2005(1) to December 31, 2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.82		10.00
Income from investment operations:
Net investment income	$0.20	*	0.02
Net realized and unrealized gain on investments and foreign currency related transactions	$2.54		1.04
Total from investment operations	$2.74		1.06
Less distributions from:
Net investment income	$0.16		0.05
Net realized gain on investments	0.29		0.19
Total distributions	$0.45		0.24
Net asset value, end of period	$13.11		10.82
Total Return(2)%	25.32		10.54
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$272,333		3,204
Ratios to average net assets:
Net expenses after expense waiver(3) (4)%	0.55		0.55
Gross expenses prior to expense waiver(3)%	0.63		0.79
Net investment income after expense waiver(3) (4)%	1.64		0.78
Portfolio turnover rate %	155		77

	Class S
	Year Ended December 31, 2006		July 29, 2005(1) to December 31, 2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.81		10.00
Income from investment operations:
Net investment income	$0.23	*	0.04
Net realized and unrealized gain on investments and foreign currency related transactions	$2.47		1.00
Total from investment operations	$2.70		1.04
Less distributions from:
Net investment income	$0.13		0.04
Net realized gain on investments	0.29		0.19
Total distributions	$0.42		0.23
Net asset value, end of period	$13.09		10.81
Total Return(2)%	24.97		10.34
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$114,293		27,276
Ratios to average net assets:
Net expenses after expense waiver(3) (4)%	0.80		0.80
Gross expenses prior to expense waiver(3)%	0.88		1.04
Net investment income after expense waiver(3) (4)%	1.91		0.99
Portfolio turnover rate %	155		77

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes.  Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses (and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is less than $0.005.

(This page intentionally left blank)

APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of August 8, 2007:

ING VP INTERNATIONAL EQUITY PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Life Insurance & Annuity Co 151 Farmington Ave Hartford, CT 06156-0001	97.6% ADV Class; Beneficial	0.0%	3.4%
ING Life Insurance & Annuity Co Separate Account Investments # TN41 151 Farmington Ave Hartford, CT 06156-0001	99.9% I Class; Beneficial	98.2%	10.8%
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	96.7% S Class; Beneficial	1.7%	6.1%

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Life Insurance & Annuity Co 151 Farmington Ave Hartford, CT 06156-0001	99.1% ADV Class; 18.1% S Class; Beneficial	3.8%	3.4%
ING LifeStyle Growth Portfolio Attn Carneen Stokes 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	33.2% I Class; Beneficial	26.2%	23.3%
ING LifeStyle Aggressive Growth Portfolio Attn Carneen Stokes 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	15.1% I Class; Beneficial	12.2%	10.8%
ING LifeStyle Moderate Growth Portfolio Attn Carneen Stokes 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	15.3% I Class; Beneficial	12.1%	10.8%
ING Solution 2035 Portfolio Attn Carneen Stokes 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	8.5% I Class; Beneficial	6.7%	5.9%
ING Solution 2025 Portfolio Attn Carneen Stokes 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	7.9% I Class; Beneficial	6.3%	5.6%
ING LifeStyle Moderate Portfolio Attn Carneen Stokes 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	7.0% I Class; Beneficial	5.5%	4.9%
ING Solution 2045 Portfolio Attn Carneen Stokes 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	5.2% I Class; Beneficial	4.1%	3.6%
Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	35.7% S Class; Beneficial	7.4%	6.6%
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	31.0% S Class; 99.9% S2 Class; Beneficial	6.6%	6.1%
Reliastar Life Insurance Co FBO SVUL I Attn Jill Barth Conveyor TN41 151 Farmington Ave Hartford, CT 06156-0001	13.4% S Class; Beneficial	2.8%	2.5%

*                 On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on August 8, 2007.

C-1

PART B

ING INVESTORS TRUST

Statement of Additional Information

September 10, 2007

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
ING VP International Equity Portfolio (a series of ING Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	ING VP Index Plus International Portfolio (a series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Investors Trust (“SAI”) is available to the shareholders of ING VP International Equity Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of the ING VP International Equity Portfolio will be transferred to ING VP Index Plus International Equity Portfolio, a series of ING Investors Trust, in exchange for shares of ING VP Index Plus International Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; (iii) the Portfolio Manager’s Report for ING VP Index Plus International Equity Portfolio and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                           The SAI for ING VP Index Plus International Equity Portfolio, dated April 30, 2007, as filed on April 27, 2007 (File No. 033-23512), and the SAI for ING VP International Equity Portfolio, dated April 30, 2007, as filed on April 27, 2007 (File No. 333-05173).

2.                           The Financial Statements of the ING VP Index Plus International Equity Portfolio are included in the Annual Report, dated December 31, 2006, as filed on March 8, 2007 (File No. 811-05629), and the Financial Statements of the ING VP International Equity Portfolio are included in the Annual Report, dated December 31, 2006 as filed on March 8, 2007 (File No. 811-07651).

This Statement of Additional Information is not a prospectus.  A Prospectus/Proxy Statement dated September 10, 2007, relating to the Reorganization of ING VP International Equity Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2006.  The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2006

	ING VP International Equity Portfolio	ING VP Index Plus International Equity Portfolio	Pro Forma Adjustments		ING VP Index Plus International Equity Portfolio Pro Forma Combined
					(Unaudited)

ASSETS:
Investments in securities at value+*	$79,049,579	$376,987,317			$456,036,896
Short-term investments at amortized cost	3,228,095	8,380,339			11,608,434
Cash	660	8,613,259			8,613,919
Foreign currencies at value**	58	1,208,271			1,208,329
Receivables:
Fund shares sold	1,000	526,138			527,138
Dividends and interest	156,191	438,732			594,923
Prepaid expenses	2,040	2,830			4,870
Reimbursement due from manager	—	37,081			37,081
Total assets	82,437,623	396,193,967	—		478,631,590

LIABILITIES:
Payable for fund shares redeemed	110,459	250,932			361,391
Payable upon receipt of securities loaned	2,781,095	8,380,339			11,161,434
Payable to affiliates	60,545	199,058			259,603
Payable for trustee fees	2,636	4,106			6,742
Other accrued expenses and liabilities	33,751	44,254	33,800	(B)	111,805
Total liabilities	2,988,486	8,878,689	33,800		11,900,975
NET ASSETS	$79,449,137	$387,315,278	$(33,800)		$466,730,615

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$74,897,946	$352,365,438			$427,263,384
Undistributed net investment income	1,627,816	185,992	(33,800	)(B)	1,780,008
Accumulated net realized gain (loss) on investments and					$—
foreign currency related transactions	(10,820,603)	487,325			(10,333,278)
Net unrealized appreciation or depreciation on investments and					—
foreign currency related transactions	13,743,978	34,276,523			48,020,501
NET ASSETS	$79,449,137	$387,315,278	$(33,800)		$466,730,615

+ Including securities loaned at value	$2,634,993	$7,964,848			$10,599,841
* Cost of investments in securities	$65,311,349	$342,718,682			$408,030,031
*’* Cost of foreign currencies	$58	$1,208,550			$1,208,608

Class ADV:
Net assets	$1,000	$981	$(0	)(B)	$1,981
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.001			$0.001
Shares outstanding	82	75	(6	)(A)	151
Net asset value and redemption price per share	$12.21	$13.08			$13.08

Class I:
Net assets	$78,572,931	$272,333,415	$(33,428	)(B)	$350,872,918
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.001			$0.001
Shares outstanding	6,392,041	20,773,075	(401,197	)(A)	26,763,919
Net asset value and redemption price per share	$12.29	$13.11			$13.11

Class S:
Net assets	$875,206	$114,292,534	$(372	)(B)	$115,167,368
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.001			$0.001
Shares outstanding	71,706	8,732,301	(4,866	)(A)	8,799,141
Net asset value and redemption price per share	$12.21	$13.09			$13.09

Class S2:
Net assets	n/a	$688,348			$688,348
Shares authorized	n/a	unlimited			unlimited
Par value	n/a	$0.001			$0.001
Shares outstanding	n/a	52,397			52,397
Net asset value and redemption price per share	n/a	$13.14			$13.14

(A)	Reflects new shares issued, net of retired shares of ING VP International Equity Portfolio. (Calculation: Net Assets ÷ NAV per share)
(B)	Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

STATEMENTS OF OPERATIONS for the twelve months ended December 31, 2006

	ING VP International Equity Portfolio	ING VP Index Plus International Equity Portfolio	Pro Forma Adjustments		ING VP Index Plus International Equity Portfolio Pro Forma Combined
					(Unaudited)
INVESTMENT INCOME:

Dividends, net of foreign taxes withheld*	$2,202,046	$5,295,109			$7,497,155
Interest	82,929	24,629			107,558
Securities lending income	51,279	11,800			63,079
Total investment income	2,336,254	5,331,538	—		7,667,792

EXPENSES:
Investment management / Unified fees	610,686	1,003,836	(287,375	)(A)	1,327,147
Distribution and services fees:
Class ADV	—	9			9
Class S	1,748	214,322			216,070
Class S2	—	1,446			1,446
Transfer agent fees	342	527			869
Administrative service fees	39,541	223,072	32,310	(A)	294,923
Shareholder reporting expense	365	29,973	(145	)(B)	30,193
Registration fees	130	8			138
Professional fees	10,311	10,706	(5,255	)(B)	15,762
Custody and accounting expense	36,332	108,873	(9,080	)(B)	136,125
Trustee fees and expenses	5,734	5,265	(2,750	)(B)	8,249
Offering expense	—	5,726			5,726
Miscellaneous expense	5,395	4,787	(2,545	)(B)	7,638
Interest expense	103	—			103
Total expenses	710,687	1,608,550	(274,839)		2,044,398
Less:
Net waived and reimbursed/recouped fees	—	(172,268)	(63,669	)(A)	(235,937)
Net expenses	710,687	1,436,282	(338,509)		1,808,460
Net investment income	1,625,567	3,895,256	338,509		5,859,332

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	8,895,508	9,146,748			18,042,256
Foreign currency related transactions	5,165	(617,968)	—		(612,803)
Net realized gain (loss) on investments and foreign currency related transactions	8,900,673	8,528,780	—		17,429,453
Net change in unrealized appreciation or depreciation on:
Investments	4,328,611	32,655,941	—		36,984,552
Foreign currency related transactions	4,536	8,302	—		12,838
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	4,333,147	32,664,243	—		36,997,390
Net realized and unrealized gain on investments and foreign currency related transactions	13,233,820	41,193,023	—		54,426,843
Increase in net assets resulting from operations	$14,859,387	$45,088,279	$338,509		$60,286,175

* Foreign taxes withheld	$137,903	$437,691	$—		$575,594

(A)  Reflects adjustment in expenses due to effects of new contractual rates.

(B)   Reflects adjustment in expenses due to elimination of duplicative services.

Portfolios of Investments as of December 31, 2006.

ING VP International Equity Portfolio	ING VP Index Plus International Equity Portfolio	ING VP Index Plus International Equity Portfolio Pro Forma (Unaudited)				ING VP International Equity Portfolio	ING VP Index Plus International Equity Portfolio	ING VP Index Plus International Equity Portfolio Pro Forma (Unaudited)
	Shares						Value
COMMON STOCK: 96.3%
				Australia: 4.5%
—	108,530	108,530		Amcor Ltd.		$—	$620,299	$620,299
—	47,859	47,859		APN News & Media Ltd.		—	228,147	228,147
55,410	19,738	75,148		BHP Billiton Ltd.		1,102,055	392,571	1,494,626
110,000	314,916	424,916		BlueScope Steel Ltd.		745,933	2,135,511	2,881,444
—	30,059	30,059		Boral Ltd.		—	180,237	180,237
—	33,461	33,461	@	Brambles, Ltd.		—	332,597	332,597
—	222,976	222,976		Centro Properties Group		—	1,600,316	1,600,316
—	55,657	55,657		Coca-Cola Amatil Ltd.		—	340,221	340,221
—	6,980	6,980		Cochlear Ltd.		—	318,548	318,548
—	87,566	87,566		Coles Myer Ltd.		—	965,903	965,903
—	92,679	92,679		Commonwealth Property Office Fund		—	107,467	107,467
—	5,839	5,839		CSL Ltd.		—	300,526	300,526
—	73,204	73,204		CSR Ltd.		—	216,431	216,431
—	51,909	51,909		Foster’s Group Ltd.		—	283,069	283,069
—	26,008	26,008		GPT Group		—	114,787	114,787
—	33,861	33,861		Harvey Norman Holdings Ltd.		—	101,313	101,313
—	24,167	24,167		Insurance Australia Group Ltd.		—	120,699	120,699
—	71,600	71,600		Macquarie Airports Management Ltd.		—	203,085	203,085
—	18,961	18,961		Macquarie Goodman Group		—	113,381	113,381
—	87,699	87,699		Macquarie Office Trust		—	106,309	106,309
35,700	—	35,700		National Australia Bank Ltd.**		1,136,571	—	1,136,571
—	61,187	61,187		OneSteel Ltd.		—	225,632	225,632
—	112,683	112,683		Pacific Brands Ltd.		—	231,802	231,802
—	125,004	125,004		Qantas Airways Ltd.		—	515,238	515,238
—	3,254	3,254		Rio Tinto Ltd.		—	189,443	189,443
62,653	98,722	161,375		Santos Ltd.		487,590	768,292	1,255,882
—	17,201	17,201		Stockland		—	112,126	112,126
—	237,376	237,376	L	Suncorp-Metway Ltd.		—	3,804,369	3,804,369
—	29,170	29,170		TABCORP Holdings Ltd.		—	387,445	387,445
—	36,402	36,402		Tattersall’s Ltd.		—	112,089	112,089
—	49,687	49,687		Telstra Corp., Ltd.		—	162,369	162,369
—	7,764	7,764		Wesfarmers Ltd.		—	229,819	229,819
—	108,943	108,943		Westpac Banking Corp.		—	2,078,645	2,078,645
—	9,393	9,393		Zinifex Ltd.		—	138,446	138,446
						3,472,149	17,737,132	21,209,281

				Austria: 0.3%
—	3,247	3,247		Boehler-Uddeholm AG		—	226,908	226,908
—	10,313	10,313	@	bwin Interactive Entertainment		—	217,728	217,728
—	31,825	31,825	@	IMMOFINANZ Immobilien Anlagen AG		—	453,220	453,220
—	4,196	4,196		OMV AG		—	237,926	237,926
—	3,698	3,698		Voestalpine AG		—	208,472	208,472
						—	1,344,254	1,344,254

				Belgium: 1.7%
—	924	924		D’ieteren SA		—	328,606	328,606
—	120,862	120,862		Fortis		—	5,144,553	5,144,553
7,000	956	7,956		KBC Groep NV		856,931	117,032	973,963
9,126	1,539	10,665		Omega Pharma SA		686,742	115,812	802,554
—	783	783		Solvay SA		—	119,978	119,978
4,400	—	4,400		Umicore**		747,637	—	747,637
						2,291,310	5,825,981	8,117,291

				Bermuda: 0.0%
—	2,877	2,877		Frontline Ltd.		—	92,559	92,559
						—	92,559	92,559

				Brazil: 0.3%
6,300	—	6,300		Petroleo Brasileiro SA**		648,837	—	648,837
8,300	—	8,300	L	Uniao de Bancos Brasileiros SA GDR**		771,568	—	771,568
						1,420,405	—	1,420,405

				China: 0.2%
158,000	—	158,000		China Life Insurance Co., Ltd.**		539,308	—	539,308
—	51,000	51,000	@	Foxconn International Holdings Ltd.		—	166,340	166,340
						539,308	166,340	705,648

				Denmark: 1.2%
—	132	132		AP Moller-Maerk A/S	s	—	1,238,543	1,238,543
—	1,200	1,200		Coloplast Group		—	108,283	108,283
—	2,965	2,965	@	East Asiatic Co., Ltd. A/S		—	165,697	165,697
—	49,700	49,700		Novo-Nordik A/S	s	—	4,138,422	4,138,422
						—	5,650,945	5,650,945

				Developed Markets: 1.1%
—	72,000	72,000		iShares MSCI EAFE Index Fund		—	5,271,840	5,271,840
						—	5,271,840	5,271,840

				Egypt: 0.2%
12,700	—	12,700		Orascom Telecom GDR**		839,107	—	839,107
						839,107	—	839,107

				Finland: 0.6%
—	7,326	7,326		Kesko OYJ		—	386,447	386,447
—	47,027	47,027		Nokia OYJ		—	954,978	954,978
—	5,067	5,067	@	Orion OYJ		—	109,964	109,964
—	28,809	28,809		Rautaruukki OYJ		—	1,141,116	1,141,116
						—	2,592,505	2,592,505

				France: 10.3%
—	1,452	1,452		Accor SA		—	112,277	112,277
—	4,039	4,039		Air France-KLM		—	169,557	169,557

95,209	274,197	369,406	L	Alcatel SA	1,358,337	3,911,966	5,270,303
10,113	8,424	18,537	@,I	Atos Origin	598,010	498,134	1,096,144
—	45,742	45,742		AXA SA	—	1,843,923	1,843,923
—	25,018	25,018		BNP Paribas	—	2,721,665	2,721,665
14,100	24,277	38,377		Bouygues	902,771	1,554,366	2,457,137
—	2,912	2,912	@	Business Objects SA	—	114,228	114,228
—	3,213	3,213		Capgemini SA	—	201,021	201,021
—	14,458	14,458		Cie de Saint-Gobain	—	1,211,456	1,211,456
—	9,912	9,912		Compagnie Generale des Etablissements Michelin	—	946,823	946,823
—	103,574	103,574		Credit Agricole SA	—	4,341,606	4,341,606
—	44,693	44,693		France Telecom SA	—	1,233,085	1,233,085
—	2,497	2,497		Gaz de France	—	114,628	114,628
6,114	26,372	32,486		Groupe Danone	924,578	3,988,054	4,912,632
—	3,637	3,637		Lafarge SA	—	540,622	540,622
—	1,686	1,686		Neopost SA	—	211,522	211,522
—	8,647	8,647		Sanofi-Aventis	—	797,259	797,259
6,795	31,763	38,558		Societe Generale	1,149,511	5,373,350	6,522,861
—	21,748	21,748		Suez SA	—	1,124,014	1,124,014
—	3,290	3,290		Technip SA	—	225,668	225,668
21,000	38,831	59,831		Total SA	1,511,105	2,794,178	4,305,283
—	2,115	2,115		Unibail	—	515,809	515,809
15,138	4,586	19,724		Veolia Environnement	1,154,482	349,746	1,504,228
8,200	—	8,200	L	Vinci SA**	1,045,103	—	1,045,103
24,297	92,085	116,382		Vivendi	947,687	3,591,711	4,539,398
					9,591,584	38,486,668	48,078,252
				Germany: 8.9%
—	5,925	5,925		Adidas AG	—	295,878	295,878
—	31,000	31,000		Allianz AG	—	6,307,065	6,307,065
—	14,220	14,220		BASF AG	—	1,386,764	1,386,764
—	2,099	2,099		Celesio AG	—	111,332	111,332
—	2,947	2,947		Commerzbank AG	—	111,052	111,052
9,216	21,400	30,616		Deutsche Bank AG	1,227,277	2,849,798	4,077,075
—	108,742	108,742		Deutsche Lufthansa AG	—	2,976,635	2,976,635
—	7,366	7,366		Deutsche Post AG	—	222,319	222,319
—	66,764	66,764		Deutsche Telekom AG	—	1,217,820	1,217,820
—	4,122	4,122		EON AG	—	559,143	559,143
6,900	17,094	23,994		Fresenius Medical Care AG & Co. KGaA	918,559	2,275,629	3,194,188
—	4,439	4,439		Heidelberger Druckmaschinen	—	209,585	209,585
6,800	745	7,545		Henkel KGaA	999,467	109,500	1,108,967
12,287	36,430	48,717		Hochtief AG	890,918	2,641,502	3,532,420
—	4,643	4,643	@	KarstadtQuelle AG	—	133,910	133,910
—	12,268	12,268		Merck KGaA	—	1,273,195	1,273,195
4,669	15,248	19,917		Muenchener Rueckversicherungs AG	804,476	2,627,253	3,431,729
—	2,792	2,792		Rheinmetall AG	—	211,107	211,107
8,700	1,127	9,827		RWE AG	953,668	123,538	1,077,206
—	23,633	23,633		Salzgitter AG	—	3,081,869	3,081,869
—	6,028	6,028		Siemens AG	—	595,210	595,210
—	104,757	104,757		ThyssenKrupp AG	—	4,920,678	4,920,678
—	9,899	9,899	L	TUI AG	—	198,086	198,086
—	11,342	11,342		Volkswagen AG	—	1,286,183	1,286,183
					5,794,365	35,725,051	41,519,416

				Greece: 0.7%
25,487	49,778	75,265		Coca-Cola Hellenic Bottling Co. SA	994,403	1,942,143	2,936,546
—	16,353	16,353		Hellenic Petroleum SA	—	224,271	224,271
					994,403	2,166,414	3,160,817

				Hong Kong: 2.0%
—	129,200	129,200		CLP Holdings Ltd.	—	953,674	953,674
55,000	—	55,000		Cheung Kong Holdings Ltd.**	675,637	—	675,637
—	10,123	10,123		Esprit Holdings Ltd.	—	112,755	112,755
—	40,500	40,500	@	HongKong Electric Holdings	—	198,041	198,041
—	41,000	41,000	@	Hysan Development Co.	—	107,182	107,182
—	30,500	30,500		Kingboard Chemicals Holdings	—	119,768	119,768
—	295,000	295,000		Noble Group Ltd.	—	210,802	210,802
—	125,000	125,000		Orient Overseas International Ltd.	—	793,672	793,672
—	190,000	190,000		PCCW Ltd.	—	115,519	115,519
—	359,348	359,348		Swire Pacific Ltd.	—	3,853,255	3,853,255
—	29,000	29,000		Television Broadcasts Ltd.	—	177,106	177,106
—	294,000	294,000		Texwinca Holdings Ltd.	—	203,547	203,547
—	513,477	513,477	@	Wharf Holdings Ltd.	—	1,893,522	1,893,522
—	35,000	35,000		Yue Yuen Industrial Holdings	—	111,046	111,046
					675,637	8,849,889	9,525,526

				Indonesia: 0.2%
17,600	—	17,600		Telekomunikasi Indonesia Tbk PT ADR**	802,560	—	802,560
					802,560	—	802,560

				Ireland: 0.7%
39,100	—	39,100		Bank of Ireland**	900,173	—	900,173
37,308	89,073	126,381		Depfa Bank PLC	666,652	1,591,635	2,258,287
—	12,142	12,142	@	Elan Corp. PLC	—	175,970	175,970
					1,566,825	1,767,605	3,334,430
				Italy: 5.0% 5.2%
—	165,676	165,676		Autogrill S.p.A.	—	3,040,532	3,040,532
136,735	338,341	475,076		Banca Intesa S.p.A.	1,053,045	2,605,686	3,658,731
—	10,050	10,050		Banche Popolari Unite Scpa	—	275,650	275,650
86,564	432,979	519,543		Capitalia S.p.A.	816,782	4,085,408	4,902,190
—	35,560	35,560		Enel S.p.A.	—	366,497	366,497
—	66,101	66,101		ENI S.p.A.	—	2,223,316	2,223,316
26,600		26,600		ERG S.p.A.**	607,259	—	607,259
—	81,806	81,806	@	Fiat S.p.A.	—	1,560,640	1,560,640
—	2,340	2,340		Fondiaria-Sai S.p.A.	—	111,631	111,631
35,108	6,878	41,986		Italcementi S.p.A.	988,109	193,580	1,181,689
—	2,731	2,731		Lottomatica S.p.A.	—	113,365	113,365
—	232,016	232,016		Pirelli & C S.p.A.	—	230,679	230,679
482,106	1,450,000	1,932,106		Telecom Italia S.p.A.	1,220,887	4,368,542	5,589,429
—	56,419	56,419		Telecom Italia S.p.A. — RNC	—	142,876	142,876
—	22,449	22,449		UniCredito Italiano S.p.A.	—	196,243	196,243

					4,686,082	19,514,645	24,200,727

				Japan: 21.6%
—	9,000	9,000		Aeon Co., Ltd.	—	194,655	194,655
—	2,800	2,800		Alfresa Holdings Corp.	—	169,358	169,358
—	21,000	21,000		Amada Co., Ltd.	—	222,340	222,340
—	4,000	4,000		Aoyama Trading Co., Ltd.	—	119,996	119,996
—	3,100	3,100		Autobacs Seven Co., Ltd.	—	113,230	113,230
—	31,000	31,000		Bank of Yokohama Ltd.	—	242,110	242,110
—	11,800	11,800		Circle K Sunkus Co., Ltd.	—	209,381	209,381
—	21,000	21,000		COMSYS Holdings Corp.	—	232,026	232,026
—	34,000	34,000		Dai Nippon Printing Co., Ltd.	—	524,196	524,196
—	7,000	7,000		Daifuku Co., Ltd.	—	110,371	110,371
—	6,900	6,900		Daiichi Sankyo Co., Ltd.	—	215,237	215,237
28,200	—	28,200		Don Quijote Co., Ltd.**	538,322	—	538,322
141	416	557		East Japan Railway Co.	939,885	2,772,995	3,712,880
—	7,700	7,700		Edion Corp.	—	114,128	114,128
—	2,000	2,000		Eisai Co., Ltd.	—	109,870	109,870
—	2,300	2,300	@	Elpida Memory, Inc.	—	126,317	126,317
—	7,600	7,600		FamilyMart Co., Ltd.	—	206,595	206,595
—	51	51		Fuji Television Network, Inc.	—	116,292	116,292
—	12,000	12,000		Fujikura Ltd.	—	105,492	105,492
—	173,000	173,000		Fujitsu Ltd.	—	1,355,537	1,355,537
—	3,400	3,400		Hakuhodo DY Holdings, Inc.	—	220,758	220,758
238,500	204,500	443,000	@	Haseko Corp.	851,093	729,764	1,580,857
35,500	—	35,500	@	Hitachi Construction Machinery Co., Ltd.**	953,327	—	953,327
—	5,900	5,900	@	Honda Motor Co., Ltd.	—	232,868	232,868
16,400	—	16,400	@	Hoya Corp.**	639,220	—	639,220
—	2,200	2,200	@	Ibiden Co., Ltd.	—	110,655	110,655
—	13	13		Inpex Holdings, Inc.	—	106,792	106,792
—	202,000	202,000		Itochu Corp.	—	1,655,805	1,655,805
—	7,200	7,200		JFE Holdings, Inc.	—	370,207	370,207
93	—	93	L	Kenedix, Inc.**	419,546	—	419,546
—	500	500		Keyence Corp.	—	123,420	123,420
—	225,000	225,000		Kobe Steel Ltd.	—	769,857	769,857
—	134,000	134,000		Komatsu Ltd.	—	2,712,143	2,712,143
—	6,000	6,000		Komori Corp.	—	111,748	111,748
—	14,500	14,500		Konica Minolta Holdings, Inc.	—	204,634	204,634
—	48,000	48,000		Kubota Corp.	—	444,527	444,527
—	1,200	1,200		Kyocera Corp.	—	113,439	113,439
—	27,000	27,000		Kyowa Hakko Kogyo Co., Ltd.	—	230,758	230,758
—	128,700	128,700		Kyushu Electric Power Co., Inc.	—	3,393,956	3,393,956
—	6,100	6,100		Lawson, Inc.	—	218,250	218,250
—	8,300	8,300		Marui Co., Ltd.	—	96,633	96,633
43,000	240,000	283,000		Matsushita Electric Industrial Co., Ltd.	862,214	4,812,357	5,674,571
—	78,800	78,800		Mitsubishi Corp.	—	1,480,554	1,480,554
—	40,000	40,000		Mitsubishi Materials Corp.	—	150,066	150,066
—	16,000	16,000		Mitsubishi Rayon Co., Ltd.	—	107,398	107,398
122	113	235		Mitsubishi UFJ Financial Group, Inc.	1,513,507	1,401,855	2,915,362
—	43,000	43,000		Mitsui Mining & Smelting Co., Ltd.	—	215,362	215,362
96,000	—	96,000		Mitsui OSK Lines Ltd.**	948,161	—	948,161
—	771	771		Mizuho Financial Group, Inc.	—	5,499,517	5,499,517
—	82,000	82,000		NGK Spark Plug Co., Ltd.	—	1,540,715	1,540,715
—	19,000	19,000		Nichirei Corp.	—	106,413	106,413
—	60,000	60,000		Nippon Electric Glass Co., Ltd.	—	1,258,118	1,258,118
—	70,500	70,500		Nippon Mining Holdings, Inc.	—	506,659	506,659
—	23,000	23,000		Nippon Oil Corp.	—	153,811	153,811
—	670,000	670,000		Nippon Steel Corp.	—	3,843,811	3,843,811
198	474	672		Nippon Telegraph & Telephone Corp.	976,435	2,337,525	3,313,960
—	10,200	10,200		Nissan Motor Co., Ltd.	—	123,080	123,080
—	219,000	219,000		Nisshin Steel Co., Ltd.	—	812,088	812,088
—	3,200	3,200		Nissin Food Products Co., Ltd.	—	118,525	118,525
—	9,800	9,800		NOK Corp.	—	193,264	193,264
—	69	69		NTT DoCoMo, Inc.	—	109,181	109,181
—	18,000	18,000		Obayashi Corp.	—	116,690	116,690
—	7,000	7,000		Olympus Corp.	—	219,691	219,691
—	7,320	7,320		ORIX Corp.	—	2,122,742	2,122,742
—	59,000	59,000		Osaka Gas Co., Ltd.	—	219,295	219,295
—	11,900	11,900		Q.P. Corp.	—	102,930	102,930
—	1,171	1,171	L	Resona Holdings, Inc.	—	3,194,454	3,194,454
—	10,000	10,000		Ricoh Co., Ltd.	—	203,653	203,653
—	3,800	3,800		Rinnai Corp.	—	113,472	113,472
—	9,000	9,000		Sanken Electric Co., Ltd.	—	110,783	110,783
—	2,100	2,100		Sankyo Co., Ltd.	—	115,929	115,929
—	10,200	10,200		Sega Sammy Holdings, Inc.	—	274,194	274,194
20,700	72,400	93,100		Seven & I Holdings Co., Ltd.	643,667	2,251,279	2,894,946
3,360	—	3,360		SFCG Co., Ltd.**	521,907	—	521,907
20,000	9,900	29,900		Shinko Electric Industries	521,195	257,991	779,186
—	164,300	164,300	@	Sojitz Corp.	—	498,921	498,921
—	71,600	71,600		Stanley Electric Co., Ltd.	—	1,430,410	1,430,410
—	18,500	18,500		Sumco Corp.	—	1,563,451	1,563,451
111,000	16,000	127,000		Sumitomo Chemical Co., Ltd.	858,969	123,815	982,784
52,000	—	52,000		Sumitomo Corp.**	778,426	—	778,426
269,000	103,000	372,000		Sumitomo Metal Industries Ltd.	1,167,923	447,197	1,615,120
—	64,000	64,000		Sumitomo Metal Mining Co., Ltd.	—	820,845	820,845
—	444	444		Sumitomo Mitsui Financial Group, Inc.	—	4,545,907	4,545,907
41,000	—	41,000		Sumitomo Rubber Industries, Inc.**	528,883	—	528,883
60,000	—	60,000		Sumitomo Trust & Banking Co., Ltd.**	628,225	—	628,225
—	12,600	12,600		Suzuken Co., Ltd.	—	473,731	473,731
137,000	625,000	762,000	L	Taisei Corp.	417,019	1,902,459	2,319,478
—	51,300	51,300		Takeda Pharmaceutical Co., Ltd.	—	3,515,898	3,515,898
—	17,000	17,000		Tanabe Seiyaku Co., Ltd.	—	222,307	222,307
—	1,400	1,400		TDK Corp.	—	111,469	111,469
—	4,600	4,600		Tohoku Electric Power Co., Inc.	—	114,979	114,979
24,900	3,500	28,400		Tokyo Electric Power Co., Inc.	804,427	113,072	917,499
—	48,200	48,200		Tokyo Electron Ltd.	—	3,791,295	3,791,295
—	55,000	55,000		Toppan Printing Co., Ltd.	—	605,937	605,937
129,000	—	129,000		Toshiba Corp.**	838,269	—	838,269
—	145,000	145,000		Tosoh Corp.	—	639,493	639,493
—	198,000	198,000		Toyobo Co., Ltd.	—	597,552	597,552
—	54,000	54,000		Toyota Motor Corp.	—	3,614,058	3,614,058

—	89,000	89,000		UNY Co., Ltd.	—	1,160,539	1,160,539
—	1,730	1,730		USS Co., Ltd.	—	112,616	112,616
—	46	46		West Japan Railway Co.	—	196,368	196,368
35,200	78,258	113,458		Yamaha Motor Co., Ltd.	1,106,468	2,459,942	3,566,410
—	109,000	109,000		Yaskawa Electric Corp.	—	1,259,958	1,259,958
					17,457,088	83,501,961	100,959,049

				Mexico: 0.2%
7,400	—	7,400		Fomento Economico Mexicano SA de CV ADR**	856,624	—	856,624
					856,624	—	856,624

				Netherlands: 4.9%
—	63,659	63,659		Aegon NV	—	1,208,040	1,208,040
—	1,891	1,891		Akzo Nobel NV	—	115,228	115,228
—	4,252	4,252	@	ASML Holding NV	—	104,933	104,933
—	113,177	113,177		European Aeronautic Defence and Space Co. NV	—	3,883,289	3,883,289
—	26,264	26,264	@	Koninklijke Ahold NV	—	278,617	278,617
—	4,209	4,209		Koninklijke DSM NV	—	207,589	207,589
—	1,013	1,013		Rodamco Europe NV	—	134,516	134,516
—	158,353	158,353		Royal Dutch Shell PLC - Class A	—	5,521,366	5,521,366
49,000	118,674	167,674		Royal Dutch Shell PLC - Class B	1,713,177	4,149,174	5,862,351
—	11,759	11,759		SBM Offshore NV	—	403,520	403,520
42,265	—	42,265	@,L	Tele Atlas NV**	888,869	—	888,869
20,204	—	20,204	@	Tomtom, Inc.**	869,916	—	869,916
—	127,362	127,362		Unilever NV	—	3,473,090	3,473,090
					3,471,962	19,479,362	22,951,324

				New Zealand: 0.3%
—	21,285	21,285		Contact Energy Ltd.	—	124,731	124,731
—	93,192	93,192		Fletcher Building Ltd.	—	725,270	725,270
—	61,258	61,258		Sky City Entertainment Group Ltd.	—	222,007	222,007
—	35,367	35,367		Telecom Corp. of New Zealand Ltd.	—	119,612	119,612
					—	1,191,620	1,191,620

				Norway: 1.5%
—	1,951	1,951		Aker Kvaerner ASA	—	241,986	241,986
—	39,244	39,244		DNB NOR ASA	—	555,303	555,303
30,280	87,689	117,969		Norsk Hydro ASA	934,660	2,706,717	3,641,377
—	244,000	244,000	@	PAN Fish ASA	—	221,886	221,886
33,850	31,851	65,701	@	Petroleum Geo-Services	792,317	745,527	1,537,844
—	7,800	7,800		Statoil ASA	—	205,377	205,377
—	8,200	8,200		Tandberg ASA	—	123,019	123,019
—	14,574	14,574		Telenor ASA	—	273,096	273,096
—	6,950	6,950		Yara International ASA	—	157,296	157,296
					1,726,977	5,230,207	6,957,184

				Portugal: 0.3%
—	31,566	31,566		Banco Comercial Portugues SA	—	116,505	116,505
—	12,837	12,837		Banco Espirito Santo SA	—	230,638	230,638
—	187,955	187,955		Electricidade de Portugal SA	—	952,472	952,472
—	78,291	78,291		Sonae SGPS SA	—	155,793	155,793
					—	1,455,408	1,455,408

				Singapore: 0.6%
—	87,000	87,000		CapitaLand Ltd.	—	350,098	350,098
—	123,000	123,000		ComfortDelgro Corp., Ltd.	—	128,861	128,861
—	146,000	146,000		Fraser and Neave Ltd.	—	426,395	426,395
—	303,000	303,000		Neptune Orient Lines Ltd.	—	411,244	411,244
—	15,000	15,000		Singapore Airlines Ltd.	—	170,808	170,808
—	43,000	43,000		Singapore Petroleum Co., Ltd.	—	122,081	122,081
—	220,135	220,135		Singapore Telecommunications Ltd.	—	469,468	469,468
—	307,000	307,000	@	STATS ChipPAC Ltd.	—	235,876	235,876
—	9,000	9,000		United Overseas Bank Ltd.	—	113,515	113,515
—	157,000	157,000		Wing Tai Holdings Ltd.	—	232,615	232,615
					—	2,660,961	2,660,961

				South Africa: 0.2%
20,000	—	20,000		Sasol, Ltd. ADR**	738,000	—	738,000
					738,000	—	738,000

				South Korea: 0.1%
7,837	—	7,837		Kookmin Bank ADR**	631,976	—	631,976
					631,976	—	631,976

				Spain: 2.7%
—	26,778	26,778		Banco Bilbao Vizcaya Argentaria SA	—	643,355	643,355
—	236,589	236,589		Banco Santander Central Hispano SA	—	4,405,541	4,405,541
—	102,656	102,656		Endesa SA	—	4,855,342	4,855,342
—	4,043	4,043		Inditex SA	—	217,485	217,485
—	25,177	25,177		Repsol YPF SA	—	867,476	867,476
—	80,159	80,159		Telefonica SA	—	1,701,832	1,701,832
—	1,999	1,999		Union Fenosa SA	—	98,754	98,754
					—	12,789,785	12,789,785

				Sweden: 1.3%
26,500	16,153	42,653		Atlas Copco AB	856,442	522,042	1,378,484
—	7,043	7,043		Getinge AB	—	157,662	157,662
—	13,727	13,727		Kungsleden AB	—	210,234	210,234
—	5,650	5,650		Nobia AB	—	216,826	216,826
—	7,967	7,967		Scania AB	—	559,009	559,009
—	18,512	18,512		Ssab Svenskt Stal AB — Series A	—	437,052	437,052
—	5,400	5,400		Ssab Svenskt Stal AB — Series B	—	121,268	121,268
—	6,248	6,248		Svenska Handelsbanken AB	—	188,501	188,501
—	53,326	53,326		Telefonaktiebolaget LM Ericsson	—	214,432	214,432
—	6,101	6,101		Trelleborg AB	—	145,636	145,636
—	36,286	36,286		Volvo AB	—	2,491,818	2,491,818
					856,442	5,264,480	6,120,922

				Switzerland: 4.1%
—	7,079	7,079		Credit Suisse Group	—	493,533	493,533

—	1,918	1,918		Holcim Ltd.	—	175,406	175,406
—	6,696	6,696		Nestle SA	—	2,375,119	2,375,119
—	38,996	38,996		Novartis AG	—	2,240,174	2,240,174
—	1,428	1,428		Phonak Holding AG	—	113,314	113,314
9,470	10,519	19,989		Roche Holding AG	1,694,312	1,881,992	3,576,304
—	17,498	17,498		Schindler Holding AG	—	1,096,529	1,096,529
—	16,278	16,278		Swatch Group AG	—	725,861	725,861
25,560	30,529	56,089		UBS AG	1,546,833	1,847,545	3,394,378
—	5,488	5,488		Unaxis Holding AG	—	2,705,404	2,705,404
3,122	5,940	9,062		Zurich Financial Services AG	837,592	1,593,625	2,431,217
					4,078,737	15,248,502	19,327,239
				United Kingdom: 20.4%
—	149,544	149,544		3i Group PLC	—	2,948,470	2,948,470
—	19,767	19,767	@	Acergy SA	—	377,114	377,114
—	134,092	134,092		Amvescap PLC	—	1,564,007	1,564,007
—	3,053	3,053		Anglo American PLC	—	148,581	148,581
22,275	76,535	98,810		AstraZeneca PLC	1,193,750	4,101,622	5,295,372
—	32,143	32,143		Aviva PLC	—	515,647	515,647
105,043	103,290	208,333		Barclays PLC	1,499,802	1,474,772	2,974,574
—	3,759	3,759	@	Berkeley Group Holdings PLC	—	125,663	125,663
—	166,778	166,778		BHP Billiton PLC	—	3,054,198	3,054,198
—	48,272	48,272		Boots Group PLC	—	790,164	790,164
—	419,391	419,391		BP PLC	—	4,676,665	4,676,665
98,426	154,461	252,887	@	British Airways PLC	1,014,829	1,592,582	2,607,411
33,121	50,227	83,348		British American Tobacco PLC	927,430	1,406,420	2,333,850
—	87,174	87,174		Brixton PLC	—	980,071	980,071
—	613,086	613,086		BT Group PLC	—	3,622,129	3,622,129
—	103,271	103,271		Cadbury Schweppes PLC	—	1,102,993	1,102,993
17,875	14,657	32,532		Carnival PLC	902,990	740,426	1,643,416
—	27,843	27,843	@	Collins Stewart PLC	—	138,471	138,471
—	82,940	82,940		Corus Group PLC	—	857,286	857,286
—	63,341	63,341		Davis Service Group PLC	—	624,053	624,053
179,195	24,121	203,316		First Choice Holidays PLC	995,578	134,012	1,129,590
—	15,819	15,819		Firstgroup PLC	—	177,428	177,428
—	117,269	117,269		FKI PLC	—	236,111	236,111
—	20,665	20,665		George Wimpey PLC	—	224,925	224,925
62,600	103,064	165,664		GlaxoSmithKline PLC	1,647,683	2,712,728	4,360,411
—	177,446	177,446		HBOS PLC	—	3,922,697	3,922,697
128,503	236,667	365,170		HSBC Holdings PLC	2,338,734	4,307,302	6,646,036
—	30,697	30,697		Imperial Tobacco Group PLC	—	1,208,184	1,208,184
—	10,413	10,413		Intercontinental Hotels Group PLC	—	257,223	257,223
109,393	106,769	216,162		International Power PLC	814,786	795,242	1,610,028
—	24,813	24,813		Ladbrokes PLC	—	202,245	202,245
—	2,550	2,550		Land Securities Group PLC	—	115,650	115,650
360,297	387,913	748,210		Legal & General Group PLC	1,107,295	1,192,167	2,299,462
—	9,911	9,911		Lloyds TSB Group PLC	—	111,415	111,415
—	107,866	107,866		LogicaCMG PLC	—	391,475	391,475
—	217,644	217,644		Marks & Spencer Group PLC	—	3,050,037	3,050,037
—	54,079	54,079		Misys PLC	—	228,268	228,268
—	231,064	231,064		National Grid PLC	—	3,344,267	3,344,267
—	54,198	54,198		Old Mutual PLC	—	184,459	184,459
—	58,142	58,142		Premier Farnell PLC	—	224,128	224,128
—	2,409	2,409		Reckitt Benckiser PLC	—	109,892	109,892
76,482	—	76,482		Reed Elsevier PLC**	838,846	—	838,846
—	29,092	29,092		Resolution PLC	—	364,760	364,760
—	207,557	207,557		Rexam PLC	—	2,131,138	2,131,138
—	10,959	10,959		Rio Tinto PLC	—	580,785	580,785
—	411,972	411,972		Royal & Sun Alliance Insurance Group	—	1,201,287	1,201,287
—	137,095	137,095		Royal Bank of Scotland Group PLC	—	5,335,489	5,335,489
—	301,155	301,155		Scottish & Newcastle PLC	—	3,292,812	3,292,812
27,880	—	27,880		Scottish & Southern Energy**	846,674	—	846,674
—	15,506	15,506		Scottish Power PLC	—	226,739	226,739
—	32,226	32,226		SSL International PLC	—	233,009	233,009
—	102,473	102,473		Stagecoach Group PLC	—	306,274	306,274
—	67,178	67,178		Taylor Woodrow PLC	—	558,520	558,520
—	435,040	435,040		Tomkins PLC	—	2,088,391	2,088,391
—	3,165	3,165		Travis Perkins PLC	—	122,654	122,654
—	27,843	27,843	@	Tullett Prebon PLC	—	353,791	353,791
51,205	90,792	141,997		Unilever PLC	1,424,153	2,525,177	3,949,330
—	216,968	216,968		United Business Media PLC	—	2,933,679	2,933,679
364,087	833,148	1,197,235		Vodafone Group PLC	1,005,488	2,300,879	3,306,367
—	4,822	4,822		Wolseley PLC	—	116,293	116,293
					16,558,038	78,642,866	95,200,904

				Total Common Stock	79,049,579	370,656,980	449,706,559
				(Cost $)	65,311,349	337,879,247	403,190,596

PREFERRED STOCK: 1.4%
				Germany: 1.4%
—	30,881	30,881		RWE AG	—	2,921,977	2,921,977
—	45,723	45,723		Volkswagen AG	—	3,408,360	3,408,360

				Total Preferred Stock	—	6,330,337	6,330,337
				(Cost $)	—	4,839,435	4,839,435

				Total Long-Term Investments	79,049,579	376,987,317	456,036,896
				(Cost $)	65,311,349	342,718,682	408,030,031

	Principal Amount					Value
SHORT-TERM INVESTMENTS: 2.5%
			Repurchase Agreement: 0.1%
$ 447,000	$ —	$ 447,000	Goldman Sachs Repurchase Agreement dated 12/29/06, 5.220%, due 01/02/07, $447,259 to be received upon repurchase (Collateralized by $455,000 Federal Home Loan Bank, 4.625%, Market Value plus accrued interest $460,398, due 02/08/08)**		$ 447,000	$ —	$ 447,000

			Total Repurchase Agreement (Cost $)		447,000	—	447,000

			Securities Lending Collateralcc: 2.4%
2,781,095	8,380,339	11,161,434	The Bank of New York Institutional Cash Reserves Fund		2,781,095	8,380,339	11,161,434

			Total Securities Lending Collateral:		2,781,095	8,380,339	11,161,434
			(Cost $)		2,781,095	8,380,339	11,161,434

			Total Short-Term Investments		3,228,095	8,380,339	11,608,434
			(Cost $)		3,228,095	8,380,339	11,608,434

			Total Investments In Securities	100.2%	82,277,674	385,367,656	467,645,330
			(Cost $)*		68,539,444	351,099,021	419,638,465
			Other Assets and Liabilities - Net	(0.2)	(2,828,537)	1,947,622	(880,915)
			Net Assets		79,449,137	387,315,278	466,764,415

			Pro Forma Adjustments	(0.0)			(33,800)

			Net Assets after Pro Forma Adjustments	100.0%	79,449,137	387,315,278	466,730,615

Certain foreign securities may have been fair valued in
accordance with procedures approved by the Board of
Directors /Trustees (note 2A).

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at
December 31, 2006.

* Cost for federal income tax purposes is	$ 68,625,206	$ 352,416,243	$ 421,041,449

** If the Reorganization is approved, the Portfolio Security is expected to be sold prior to the Reorganization.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$ 14,795,549	$ 37,166,241	$ 51,961,790
Gross Unrealized Depreciation	(1,143,081)	(4,214,828)	(5,357,909)
Net Unrealized Appreciation	$ 13,652,468	$ 32,951,413	$ 46,603,881

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Directors/Trustees (“Boards”) of ING VP International Equity Portfolio (“VP International Equity”) and ING VP Index Plus International Equity Portfolio (“VP Index Plus International Equity”) (each, a “Portfolio” or collectively, the “Portfolios”) approved an Agreement and Plan of Reorganization dated July 24, 2007 (the “Plan”) whereby, subject to approval by the shareholders of VP International Equity, VP Index Plus International Equity will acquire all of the assets of VP International Equity, subject to the liabilities of such Portfolio, in exchange for issuing shares of such fund to shareholders of VP International Equity in a number equal in value to net assets of VP International Equity (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with VP Index Plus International Equity remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at December 31, 2006.  The unaudited pro forma statement of assets and liabilities reflects the pro forma combined financial position of VP International Equity and VP Index Plus International Equity at December 31, 2006.  The unaudited pro forma statement of operations reflects the pro forma combined results of operations for the twelve months ended December 31, 2006.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for VP International Equity and VP Index Plus International Equity under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of VP Index Plus International Equity for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Boards of each Portfolio.  Among elements of analysis, the Boards have authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common VP Index Plus International Equity issued in connection with the proposed acquisition of VP International Equity by VP Index Plus International Equity as of December 31, 2006.   The number of additional shares issued was calculated by dividing the net assets of each Class of VP International Equity by the respective class net asset value per share of VP Index Plus International Equity.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on December 31, 2006.  VP International Equity’s expenses were adjusted assuming VP Index Plus International Equity’s fee structure was in effect for the twelve months ended December 31, 2006.

Note 5 – Merger Costs:

ING Investments, LLC, or an affiliate and VP International Equity will share the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by VP International Equity are estimated at approximately $33,800. These costs represent one half of the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.  ING Investments LLC, Investment Adviser to the Portfolios, will bear the other half of the cost of the Merger.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

PORTFOLIO MANAGER’S REPORT FOR ING VP INDEX PLUS

INTERNATIONAL EQUITY PORTFOLIO

Set forth below is an excerpt from ING VP Index Plus International Equity Portfolio’s annual report dated December 31, 2006.

*           *           *           *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2006

In our semi-annual report, we described how the feast of the first quarter had turned to famine in the second quarter for global equity markets on concerns that rising interest rates would freeze out global growth. Indeed as late as June 27, 2006, the year-to-date return on the Morgan Stanley Capital International (“MSCI”) World IndexSM(1) measured in local currencies, including net reinvested dividends had been precisely 0%. However, the second half of the year ended December 31, 2006, was much healthier and the same index powered ahead 12.3% and for the year ended December 31, 2006, returned 20.07%. The return to dollar based investors was a little better at 13.2%, as late in the year a slowing economy and hints that central banks would be diversifying out of dollars weighed on that currency. For the six months ended December 31, 2006, the dollar fell 3.1% against the euro and 5.6% against the pound, but gained 4.1% on the yen due to stumbling growth and miniscule interest rates in Japan. For the year ended December 31, 2006, the dollar fell 10.6% against the euro and 12.4% against the pound, but gained 1.3% against the yen.

As the first half of 2006 ended, the Federal Open Market Committee (“FOMC”) had just raised the federal funds rate for the seventeenth time since June 2004, to 5.25%. The relatively mild accompanying language led many in the fixed income market to hope that the tightening cycle was now over. Not everyone believed it, especially when new Middle East conflict pushed the price of oil to another record on July 14, 2006. But data, especially on housing, had mostly pointed to cooling demand and a tame employment report on August 4, 2006 probably decided the matter. Four days later the FOMC met and left rates unchanged. The booming housing market had been a powerful driver of growth in recent years through new construction and demand created by mortgage loan refinancing. This boom was deteriorating appreciably with housing prices and the key new building permits measure falling sharply. Only in the last few days of 2006 did the slump show some signs of bottoming out with unexpectedly good new and existing home sales figures reported, along with rebounding consumer confidence. For the six months ended December 31, 2006, the Lehman Brothers® Aggregate Bond (“LBAB”) Index(2) of investment grade bonds gained 5.09% and for the year ended December 31, 2006 it gained 4.33%. The most important dynamic was the broad yield curve inversion, suggestive of an expected fall in interest rates and a further economic slow down. The ten-year Treasury yield fell 43 basis points (0.43%) to 4.71%, while the yield on the three-month Bill rose by 3 basis points (0.03%) to 4.89%. Since mid-August, with the exception of two days, August bond investors had been prepared to lend money to the government for ten years at a lower interest rate than for three months.

Faced with fading business activity, as the key housing engine seized up, and a yield curve inverted to the point of recession according to some commentators, investors in U.S. equities must have been in the mood to sell. Not so fast. Those investors saw things differently and indeed the apparent “disagreement” between the bond market and global stock markets was a well discussed feature of the second half of the year. For one thing, the oil price, having hit its record, fell back, as surly calm returned to the Middle East, as the summer driving and hurricane seasons came and went and as winter got off to a mild start in the key North East region. The price of oil averaged 22% less in the fourth quarter than at its peak, boosting consumers’ spending power and confidence. And if longer-term interest rates were falling then stocks looked more attractive as bonds provided less competition and the present value of future corporate

1

profits rose. Speaking of which, Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3) companies duly reported their 13th straight double digit quarterly percentage earnings gain. Gross domestic product (“GDP”) growth may have slowed, but the share of corporate profits, reported at 12.4%, was the highest since the 1950’s. The next merger or acquisition to get investors in the mood never seemed far away. Five of them were even announced in one day on November 6, 2006, sending markets up about 1%. For the six months ended December 31, 2006, the S&P 500® Index, including dividends, rose 12.7% and for the year ended December 31, 2006, the S&P 500® Index, including dividends, rose 15.8%. All but 30 basis points (0.30%) of the gain came after August 8, 2006, making six-year highs as the year ended.

International markets, based on MSCI local currency indices, as in the U.S., finished near their best levels for the year. In Japan the market advanced 8.7%, in 2006, after a late surge. The long awaited increase in interest rates from 0.0% to 0.25% took place in July just as the economic recovery was losing impetus. Third quarter growth was estimated at only 0.8% and generated by exports and capital spending alone. Consumer spending was lagging despite low unemployment and almost flat prices, yet business confidence remained high and profit growth healthy. Elsewhere, Asian markets ex Japan rose 28.2% in 2006, but with wide disparities, ranging from -2.0% in Thailand to 83.4% in China. In Thailand the uncertainty caused by a military coup was compounded when the junta imposed exchange controls to hold back the strong baht, only to rescind them the next day. China’s market soared in surely speculative excess, and in the absence of attractive alternatives, as investors sought a piece of the world’s fourth largest economy. By the end of 2006 the Chinese market had become the third biggest emerging market after South Korea and Taiwan. European ex UK markets surged 16.1%, in 2006. The Eurozone’s GDP growth had recorded its best first half of a year since 2000, 1.7%, and the lowest unemployment rate, 7.8%, since the start of the Eurozone itself. But as the second half of 2006, wore on there were signs that the best news was behind it and the third quarter’s annualized growth fell to 2.0%. Business confidence, however, stayed buoyant and cheered by extensive merger and acquisition activity despite headwinds in the form of a strengthening euro, a hawkish European Central Bank that raised rates three times and the looming rise in German sales tax. UK equities added 8.6% in the six months ended December 31, 2006. The Bank of England raised rates twice as GDP growth accelerated to 2.9% year over year, inflation climbed above target and house prices, an important demand generator, continued their recovery with average prices up more than 10% in 2006. Again, however, it was widespread, large scale mergers and acquisitions energizing the market.

(1)	The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
(2)	The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
(3)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.  The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown.  Please call 1-800-992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

2

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*           *           *           *

3

The ING VP Index Plus International Equity Portfolio (the “Portfolio”) seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australia and Far East Index (“MSCI EAFE® Index”), while maintaining a market level of risk.  The Portfolio is managed by Carl Ghielen, Portfolio Manager and Martin Jensen, Portfolio Manager of ING Investment Management Advisors, B.V.—the Sub-Adviser.

Performance: For the year ended December 31, 2006, the Portfolio’s Class S shares provided a total return of 24.97% compared to the MSCI EAFE® Index(1), which returned 26.34% for the same period.

Portfolio Specifics: The Portfolio is designed to add value to the MSCI EAFE® benchmark through bottom-up security selection on the basis of customized sector models while maintaining approximate benchmark weights of regions/countries, sectors and industries represented in the benchmark.  The active risk is substantially controlled by the relatively large number of securities in the portfolio (between 300 and 400).  The Portfolio is rebalanced monthly to maintain the desired tilt to stocks ranking well in the individual sectors and industries represented in the benchmark.

The benchmark return exceeded the underlying portfolio return in the review period, even after excluding the negative effect of the modest cash holding in a strongly rising market.  The deficit is attributable entirely to security selection within the sectors, as by design the country/regional and sector neutral construction of the portfolio should not add value.

The predictive power of the individual factors included in each of the international sector models for a particular reporting period substantially determines the stock selection result in each sector and country/region.  The negative selection result was largely attributable to positioning within Japan.  At the Portfolio level, the modest accent on cyclically sensitive stocks within sectors and countries/regions acted as a small headwind.

During the year, security selection in the financials sector detracted materially, due primarily to an adverse result from the change in return on invested capital factor in the largest sector in the benchmark.  The free price to cash flow factor acted as a drag in healthcare, while earnings before interest and tax/price detracted in the healthcare and industrial sectors.  For the reporting period, selection in materials and consumer discretionary contributed materially to performance.  In materials, the earnings and dividend variables proved especially effective, while price to free cash flow and price to earnings helped rank consumer discretionary stocks successfully.

Current Strategy and Outlook:   By design, the Portfolio maintains approximate benchmark weights of the countries/regions, economic sectors, and industries constituting the MSCI EAFE® Index.  Stock selection flows from the in-sector/industry ranking models.  Portfolio construction and risk control are utilized to ensure the characteristics of the portfolio are within an acceptable band around the benchmark.  Our most attractive ranking stocks may have individual overweights of up to 1.0%, while for risk control purposes the maximum allowable underweight per security is 0.50%.  Within this context, the Portfolio continues to have a modest tilt towards lower-valuation and smaller-capitalization stocks. Stocks in the Portfolio, on average, generated historic earnings growth and have current dividend yields similar to the index.  They also produced a slightly higher return on equity than the median index stock.

4

Average Annual Total Returns for the Periods Ended December 31, 2006

	1 Year	Since Inception of Class ADV April 12, 2006 *		Since Inception of Classes I and S July 29,2005		Since Inception of Class S2 January 10,2006
Class ADV	—	14.58%		—		—
Class I	25.32%	—		25.70%		—
Class S	24.97%	—		25.30%		—
Class S2	—	—		—		19.72%
MSCI EAFE® Index(1)	26.34%	15.49	%(2)	27.34	%(3)	26.34	%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Index Plus International Equity Portfolio against the index indicated.  An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses.  An investor cannot invest directly in an index.  The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract.  Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of Portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return.  Had all fees and expense been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract.  The performance shown indicates past performance and is not a projection or prediction of future results.  Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call 1-800-922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements.  Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover.  The portfolio managers’ views are subject to change at any time based on market and other conditions.

5

Portfolio holdings are subject to change daily.

(1)

The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(2)	Since inception performance for the index is shown from April 1, 2006.
(3)	Since inception performance for the index is shown from August 1, 2005.
(4)	Since inception performance for the index is shown from January 1, 2006.

*

Class ADV commended operations on April 12, 2006. On July 11, 2006, all outstanding shares of Class ADV were fully redeemed. On December 20, 2006, Class ADV re-commended operations. The return for Class ADV includes the performance of Class S adjusted to reflect the higher expenses of Class ADV, for the period of July 12, 2006 to December 19, 2006.

6

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON OCTOBER 30, 2007

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and among ING VP International Equity Portfolio and ING VP Index Plus International Equity Portfolio, providing for the reorganization of ING VP International Equity Portfolio with and into ING VP Index Plus International Equity Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 30, 2007

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING VP International Equity Portfolio

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on October 30, 2007 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own.   If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                                       To approve an Agreement and Plan of Reorganization by and among ING VP International Equity Portfolio and ING VP Index Plus International Equity Portfolio, providing for the reorganization of ING VP International Equity Portfolio with and into ING VP Index Plus International Equity Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C

OTHER INFORMATION

ITEM 15.               INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING LifeStyle Portfolios, ING MarketPro Portfolio, ING MarketStyle Portfolios, ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, MarketStyle, MarketPro, and ING VP Index Plus International Equity Portfolios.  Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16.		EXHIBITS

(1)	(A)	Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

	(B)	Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

	(C)	Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

	(D)	Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

1

(E)	Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(F)	Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(G)	Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(H)	Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(I)	Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

(J)	Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

(K)	Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(L)	Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(M)	Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(N)	Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(O)	Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(P)	Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(Q)	Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(R)	Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(S)	Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(T)

Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(U)

Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

2

(V)

Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(W)

Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

(X)

Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(Y)

Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(Z)	Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(AA)

Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(BB)

Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(CC)

Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

(DD)

Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(EE)

Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio (35)

(FF)

Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio (35)

3

(GG)

Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest (35)

(HH)

Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio (36)

(II)

Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio (36)

(JJ)	Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio (36)

(2)	By-laws (1)

(3)	Not applicable.

(4)

Form of Agreement and Plan of Reorganization between ING Variable Portfolios, Inc., on behalf of its ING VP International Equity Portfolio series, and ING Investors Trust, on behalf of its ING VP Index Plus International Equity Portfolio series — Previously filed as an exhibit to the Registration Statement on Form N-14 of ING Investors Trust as filed on July 27, 2007, File No. 333-144939, and incorporated here by reference.

(5)	Instruments Defining Rights of Security Holders (1)

(6)	(A) (1)

Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services, LLC (35)

(i)

Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING BlackRock Large Cap Value Portfolio, ING BlackRock Large Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Equity Growth Portfolio, effective for the period May 1, 2006 through May 1, 2007 (35)

(ii)

Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Legg Mason Partners All Cap Portfolio, for the period from August 1, 2006 through and including May 1, 2008 (35)

(iii)

Amended Schedule A and Amended Schedule B, effective April 30, 2007, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Franklin Mutual Shares Portfolio (36)

(iv) Letter Agreement, dated April 30, 2007, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from April 30, 2007 through May 1, 2008 (36)

(v) Letter Agreement, dated May 1, 2007, to reduce the investment management fees for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small

4

Cap Core Equity Portfolio and ING UBS U.S. Allocation Portfolio, for the period from May 1, 2007 through May 1, 2008 (36)

	(2)		Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds) (20)

		(i)	First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

		(ii)	Second Amendment to Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 (35)

	(3)		Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

		(i)	First Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)

Amended Schedule A, effective April 28, 2006, with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, regarding ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING MarketStyle, ING MarketPro, and ING VP Index Plus International Equity Portfolios (33)

		(iii)	Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006 (35)

	(4)	Amended and Restated Investment Management Agreement, effective April 29, 2005 is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services, LLC (35)

(i)

Amended Schedule A, effective April 30, 2007, with respect to the Amended and Restated Investment Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING BlackRock Inflation Protected Bond Portfolio and ING Franklin Templeton Founding Strategy Portfolios (36)

	(5)	Letter Agreement, dated January 1, 2007, between ING Investors Trust and Directed Services, LLC (36).

(B)	Portfolio Management Agreements

	(1)	Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (2)

		(i)	Schedule A to Portfolio Management Agreement (25)

(ii)

Amended Schedule B, effective April 28, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios (34)

5

	(iii)	Letter Agreement, dated December 5, 2001, to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

	(iv)	Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (22)

	(v)	Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006 (35)

(2)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC (35)

	(i)	First Amendment to Portfolio Management Agreement dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006 (37)

(3)

 Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company (33)

	(i)	Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio (35)

(ii)

First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006 (37)

(4)	Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P. (1)

	(i)	Schedule A and Schedule B Compensation for Services to Series (25)

	(ii)	First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P. (22)

	(iii)	Second Amendment to Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and AllianceBernstein, L.P., effective as of December 15, 2006 (35)

(5)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and Salomon Brothers Asset Management Inc. (33)

	(i)	Amended Schedule B, effective August, 1, 2006, Compensation for Series (35)

	(ii)	Assumption Agreement made December 1, 2006 between Salomon Brothers Asset Management Inc and CAM North America, LLC (to be renamed ClearBridge Advisors, LLC) (35)

6

	(iii)	First Amendment to Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and ClearBridge Advisors, LLC dated December 15, 2006 (35)

(6)	Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company (9)

	(i)	Schedule A (26)

	(ii)	Amended Schedule B, dated April 29, 2005, Compensation for Services to Series (35)

	(iii)	Termination letter, dated October 6, 2005 to terminate Capital Guardian Trust Company as Portfolio Manager to ING Capital Guardian Managed Global Portfolio (33).

(iv)

First Amendment to Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company effective as of December 15, 2006 (37)

(7)	Amended and Restated Portfolio Management Agreement, dated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (33)

(i)

Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio (33)

(ii)

Amended Schedule A, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iii)

Amended Schedule B Compensation for Services to Series, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iv)

First Amendment to Amended and Restated Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006 (37)

(8)	Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

	(i)	Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004 (26)

(ii)

First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006 (35)

(9)	Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. (18)

7

	(i)	Schedule A (25)

	(ii)	Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

	(iii)	Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (33)

(iv)

Form of Second Amendment to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006 (36)

(v)

Form of Third Amendment to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007 (36)

(10)

Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005 (34)

(i)

First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006 (36).

(11)	Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (18)

	(i)	Schedule A (25)

	(ii)	First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

	(iii)	Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

	(iv)	Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004 (35)

	(v)	Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio (23)

	(vi)	Fourth Amendment to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006 (36).

8

(vii)

Amended Schedule B, Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007 (37)

(12)	Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. (20)

	(i)	Amended Schedule B Compensation for Services to Series to Portfolio Management Agreement, dated April 29, 2005 (33)

(ii)

First Amendment to Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. effective as of December 15, 2006 (36)

(13)	Amended and Restated Portfolio Management Agreement, effective as of April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (27)

(i)

First Amendment to Amended and Restated Portfolio Management Agreement dated April 29, 2005 between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC, effective December 15, 2006 (35)

(14)	Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC (19)

	(i)	First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006 (36).

(15)	Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

	(i)	Amended Schedule A to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services, Inc. and Aeltus Investment Management, Inc., effective August 7, 2006 (35)

	(ii)	First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of September 1, 2003 (22)

(iii)

Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006 (35)

(16)	Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios (28)

(i)

First Amendment to Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios, effective as of December 15, 2006 (35)

(17)		Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC (24)

9

(i)

First Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC effective as of December 15, 2006 (36)

(18)	Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. (25)

(i) First Amendment to Portfolio Management Agreement, dated May 3, 2004 between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. effective as of December 1, 2005 (33)

(ii)

Second Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Capital Management, Inc., effective as of December 15, 2006. (35)

(19)	Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V. (28)

(i) First Amendment to Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V., effective as of December 15, 2006 (35)

(20)	Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

(i)

Amended Schedule A Compensation for Services to Series, effective July 17, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (34)

(ii)

First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006 (36)

(21)	Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. (25)

(i) First Amendment to Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. effective as of December 15, 2006 (36)

(22)	Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. (29)

(i) Amended Schedule A Compensation for Services to Series, effective November 30, 2005 (29)

(ii) First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006 (35)

(23)	Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio (30)

10

(i)

Amended Schedule A to the Sub-Advisory Agreement dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective April 28, 2006 (35)

(ii)

First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006 (35)

		(24)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio (34)

(i)

Form of First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006 (36)

		(25)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006 (35)

		(26)	Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (36)

		(27)	Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services, LLC and BlackRock Financial Management, Inc. (37)

		(28)	Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited (35)

(i)

Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006 (35)

(ii) First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006 (35)

	(7)	(A)	Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC (35)

		(1)	Amended Schedule A, effective April 30, 2007, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC (37)

(8)	Not Applicable

(9)	(A)	(1)	Custody Agreement, dated January 6, 2003, with The Bank of New York (19)

(i) Amended Exhibit A, to the Custody Agreement, dated January 6, 2003, with the Bank of New York effective April 30, 2007 (36)

11

		(2)	Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York (20)

			(i)	Amended Exhibit A, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York, effective April 30, 2007 (36)

		(3)		Fund Accounting Agreement, dated January 6, 2003, with Bank of New York,

			(i)	Amended Exhibit A, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York effective April 30, 2007 (36)

(10)	(A)	(1)	Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007 (36)

			(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares (36)

	(B)	(1)	Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007 (36).

			(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares (36).

			(ii)	Amended Schedule A, effective April 30, 2007, to Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares (36)

	(C)

ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective January 1, 2007, for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth – Income Portfolio (36).

	(D)	(1)		Shareholder Service Plan with ING Investors Trust, effective January 1, 2007 for Service and Service 2 Class Shares (36)

			(i)

Amended Schedule A, Schedule of Series with respect to the Shareholder Service Plan, effective January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC, effective April 30, 2007 (36)

			(ii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007 regarding the waiving of service fee payable to ING Funds Distributor, LLC for the Service Class Shares of ING Van Kampen Growth and Income Portfolio (36).

	(E)	(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005 (26)

			(i)	Amended Schedule A, effective April 30, 2007, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust (36)

(11)

Opinion and Consent of Counsel — Previously filed as an exhibit to the Registration Statement on Form N-14 of ING Investors Trust as filed on July 27, 2007, File No. 333-144939, and incorporated here by reference.

12

(12)	Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)	(A)	(1)	Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC (35)

(i)

Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC to include ING Franklin Mutual Shares Portfolio and the redesignation of ING Van Kampen Equity Growth Portfolio and ING Van Kampen Capital Growth Portfolio (36)

		(2)	Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

		(3)	Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

		(4)	Amended and Restated Administration Agreement, dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC (26)

(i)

Amended Schedule A, effective July 17, 2006, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(ii)

Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC to include ING BlackRock Inflation Protected Bond Portfolio and ING Franklin Templeton Founding Strategies Portfolio (36).

		(5)	Administration Agreement, dated May 3, 2004, between ING Investors Trust and ING Funds Services, LLC (24)

(i) Amended Schedule A, effective August 15, 2005 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC (27)

	(B)	(1)	Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

(i)

Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(2)

Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

		(3)	Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

13

	(4)	Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003 (22)

		(i)	Form of Amended Exhibit A, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003, with the Bank of New York effective April 30, 2007 (36)

		(ii)	Global Securities Lending Supplement (25)

(C)	(1)	Organizational Agreement for Golden American Life Insurance Company (1)

		(i)	Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

		(ii)	Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

		(iii)	Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

		(iv)	Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

		(v)	Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(vi)

Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

		(vii)	Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

		(viii)	Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

		(ix)	Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

		(x)	Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

		(xi)	Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

(xii)

Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

	(2)	Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

14

(i) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

(D)	(1)	Settlement Agreement for Golden American Life Insurance Company (1)

	(2)	Assignment Agreement for Settlement Agreement (2)

	(3)	Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

	(4)	Assignment Agreement for Settlement Agreement (1)

(E)	(1)	Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

	(2)	Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

(i) Form of Schedule A with respect to Indemnification Agreement (25)

(F)	(1)

Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.(36)

(2)

Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company (36)

(G)	(1)	Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

(i) Amended and Restated Exhibit A, with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc. effective April 30, 2007 (36)

(H)	(1)	Allocation Agreement dated May 24, 2002 — Fidelity Bond (23)

(i) Amended Schedule A with respect to the Allocation Agreement — Blanket Bond (33)

	(2)	Allocation Agreement dated May 24, 2002 — Directors & Officers Liability (23)

(i) Amended Schedule A with respect to the Allocation Agreement — Directors and Officers Liability (33)

	(3)	Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007 (36).

	(4)	FT Interactive Fee Allocation Agreement made August 21, 2003 (23)

15

(i) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement (33)

(ii) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement (24)

		(5)	Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 (36).

	(I)	(1)	Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust (25)

(i)

Amended Schedule A, effective April 28, 2006, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust, to include ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

		(2)	Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

(i) Form of Amended Schedule A, effective April 30, 2007, to the Amended and Restated Expense Limitation Agreement between ING Funds Distributor, LLC and ING Investors Trust (36)

		(3)	Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

		(4)	Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust (36).

(5)

Letter Agreement, dated April 30, 2007, between Directed Services, LLC and ING Investors Trust, regarding ING BlackRock LargeCap Growth Portfolio and ING Janus Contrarian Portfolio for the period of April 30, 2007 through May 1, 2009 (36)

(14)

Consent of independent auditors — Previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on July 27, 2007, File No. 333-144939, and incorporated herein by reference.

(15)	Not Applicable.

(16)

Powers of Attorney — Previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on July 27, 2007, File No. 333-144939, and incorporated herein by reference.

(17)	Not Applicable.

*	To be filed by subsequent Post-Effective Amendment

	(1)	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.
	(2)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.
	(3)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.
	(4)	Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.
	(5)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.
	(6)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

16

(7)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.
(8)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.
(9)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.
(10)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.
(11)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.
(12)

Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

(13)

Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

(14)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.
(15)	Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.
(16)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.
(17)

Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

(18)

Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

(19)

Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

(20)

Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

(21)	Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.
(22)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.
(23)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.
(24)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.
(25)	Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.
(26)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.
(27)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.
(28)	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.
(29)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.

17

(30)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.
(31)	Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512.
(32)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512.
(33)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512.
(34)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006.
(35)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007.
(36)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007.
(37)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007.

ITEM 17.	UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned registrant under takes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

18

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 4th of September, 2007.

ING INVESTORS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	September 4, 2007
Shaun P. Mathews*	Officer

Senior Vice President and
Todd Modic*	Chief/Principal Financial	September 4, 2007
Officer

	Trustee	September 4, 2007
John G. Turner*

	Trustee	September 4, 2007
John V. Boyer*

	Trustee	September 4, 2007
J. Michael Earley*

Trustee
R. Barbara Gitenstein*		September 4, 2007

Trustee
David W.C. Putnam*		September 4, 2007

Trustee
Patrick W. Kenny*		September 4, 2007

	Trustee	September 4, 2007
Roger B. Vincent*

	Trustee	September 4, 2007
Sheryl K. Pressler*

Trustee
Patricia W. Chadwick*		September 4, 2007

19

* /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact **

**           Executed pursuant to powers of attorney previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on July 27, 2007, File No. 333-144939, and incorporated herein by reference.

20

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION

None

21